UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-06139

                      	BBH Fund, Inc.
		BBH Inflation Indexed Securities Fund
		BBH International Equity Fund
		BBH Tax Efficient Equity Fund
		BBH Broad Market Fixed Income Fund

               (Exact name of registrant as specified in charter)

               			40 Water Street Boston MA., 02109-3661
                    (Address of principal executive offices)

       Michael D. Martins, Principal Financial Officer,
				BBH Fund, Inc., 40 Water Street,
        	Boston, MA,  01915.
         	Mailing address:  140 Broadway, New York, NY, 10005

                     (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 593-5509

Date of fiscal year end: OCTOBER 31

Date of reporting period: April 30, 2004

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.





ITEM 1. REPORTS TO STOCKHOLDERS.

                           [LOGO]  BROWN
                                    BROTHERS
                                    HARRIMAN

                               Semi-Annual Report
                                 APRIL 30, 2004

                     BBH INFLATION-INDEXED SECURITIES FUND

BBH INFLATION-INDEXED SECURITIES FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
April 30, 2004 (unaudited)

 Principal
   Amount                                                                  Value
 ---------                                                                 -----
             U.S. TREASURY NOTES AND BONDS (83.2%)
$24,167,994  3.375%, 1/15/2007(1)....................................  $ 26,059,889
 18,946,094  3.625%, 1/15/2008(1)....................................    20,845,876
  2,115,626  3.875%, 1/15/2009(1)....................................     2,372,559
  8,329,787  4.250%, 1/15/2010(1)....................................     9,587,718
 55,530,747  3.500%, 1/15/2011(1)....................................    61,858,198
 45,855,763  3.375%, 1/15/2012(1)....................................    50,871,237
 10,746,533  3.000%, 7/15/2012(1)....................................    11,615,906
 16,928,993  1.875%, 7/15/2013(1)....................................    16,694,899
 53,863,564  2.000%, 1/15/2014(1)....................................    53,480,648
 10,000,000  4.000%, 2/15/2014.....................................     9,606,250
 25,564,930  3.625%, 4/15/2028(1)....................................    30,514,147
  1,053,583  3.875%, 4/15/2029(1)....................................     1,313,686
 55,000,000  5.375%, 2/15/2031.......................................    55,721,875
 20,738,074  3.375%, 4/15/2032(1)....................................    24,612,692
                                                                       ------------
             Total U.S. Treasury Notes and Bonds
             (Identified cost $373,352,252)..........................   375,155,580
                                                                       ------------
             CORPORATE BONDS (6.0%)
  1,000,000  Ford Motor Credit Co. 6.700%, 7/16/2004.................     1,010,391
  5,000,000  Ford Motor Credit Co. 7.000%, 10/1/2013.................     5,142,150
  1,000,000  General Motors Acceptance Corp. 7.625%, 6/15/2004.......     1,007,283
  5,000,000  General Motors Acceptance Corp. 6.875%, 8/28/2012.......     5,213,290
  3,000,000  Halliburton Co. 1.920%, 1/26/2007(2,3)....................     2,996,064
  2,000,000  Lennar Corp. 1.860%, 3/19/2009(2).........................     1,997,582
  2,560,000  Merrill Lynch & Co., Inc. 3.086%, 3/2/2009(2).............     2,523,597
  7,415,000  SLM Corp. 4.046%, 1/31/2014(2)............................     7,313,934
                                                                       ------------
             Total Corporate Bonds
             (Identified cost $27,648,204)...........................    27,204,291
                                                                       ------------
             ASSET BACKED SECURITIES (3.0%)
  3,000,000  Bank One Issuance Trust 2004-C1 1.600%, 11/15/2011(2).....     3,001,423
  5,000,000  Capital One Multi-Asset Execution Trust 2002-C1 3.840%,
               7/15/2010(2)............................................     5,328,700
  5,000,000  MBNA Credit Card Master Note Trust 2003-C1 2.790%,
               6/15/2012(2)............................................     5,323,239
                                                                       ------------
             Total Asset Backed Securities
             (Identified cost $13,602,767)...........................    13,653,362
                                                                       ------------

   The accompanying notes are an integral part of these financial statements.

BBH INFLATION-INDEXED SECURITIES FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2004 (unaudited)

 Principal
   Amount                                                                  Value
 ---------                                                                 -----


                    FOREIGN GOVERNMENT BONDS (2.9%)
 (euro)2,015,925    Government of France Bond 2.250%, 7/25/2020(1) ...................    $  2,405,581
      20,000,000 kr Government of Sweden Bond 4.000%, 12/1/2020(1) ...................       3,530,870
 (euro)3,024,315    Republic of Italy Bond 1.650%, 9/15/2008(1) ........................       3,679,508
       3,024,355    Republic of Italy Bond 2.150%, 9/15/2014(1) ........................       3,616,318
                                                                                          ------------
                    Total Foreign Government Bonds
                    (Identified cost $13,752,237) ....................................      13,232,277
                                                                                          ------------

                    MUNICIPAL BOND (2.3%)
     $ 9,450,775    Tennessee Valley Authority 3.375%, 1/15/2007(1)
                    (Identified cost $10,111,237) ....................................      10,121,686
                                                                                          ------------

                    U.S. GOVERNMENT AGENCY (1.4%)
       6,535,000    Federal National Mortgage Assoc. 3.066%, 2/17/2009(2)
                    (Identified cost $6,535,839 ......................................       6,471,349
                                                                                          ------------

                    REPURCHASE AGREEMENT (7.4%)
      33,200,000    Bear Stearns & Co., Inc. 0.910%, 5/3/2004
                    (Agreement dated 4/30/04 collateralized by U.S. Treasury
                    Strips 2.926%, due 5/15/2007; $33,202,518 to be received
                    upon maturity) (Identified cost $33,200,000) .....................      33,200,000
                                                                                          ------------

TOTAL INVESTMENTS (Identified cost $478,202,536)(4) ........................      106.2%    $479,038,545
LIABILITIES IN EXCESS OF OTHER ASSETS ....................................       (6.2)     (28,082,262)
                                                                                ------    ------------
NET ASSETS ...............................................................      100.0%    $450,956,283
                                                                                ======    ============

----------
(1)   Inflation Protected Security.

(2) Variable rate instrument. Interest rates change on specific dates (such as a coupon or interest payment date). The yield shown represents the April 30, 2004 coupon rate.

(3)   144A security.

(4) The aggregate cost for federal income tax purposes is $478,202,536, the aggregate gross unrealized appreciation is $4,316,603, and the aggregate gross unrealized depreciation is $3,480,594, resulting in net unrealized appreciation of $836,009.

(euro) - Euro.

kr - Swedish Krona.

   The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENT  APRIL 30, 2004                                            3

BBH INFLATION-INDEXED SECURITIES FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2004 (unaudited)

ASSETS:
   Investments in securities, at value
     (identified cost $478,202,536) ..........................    $ 479,038,545
   Foreign currency, at value (identified cost $336,811) .....          324,708
   Receivables for:
     Investments sold ........................................       97,175,161
     Capital stock sold ......................................        7,548,785
     Interest ................................................        3,346,236
     Unrealized appreciation on forward foreign exchange
       currency contract .....................................          328,413
                                                                  -------------
       Total Assets ..........................................      587,761,848
                                                                  -------------
LIABILITIES:
   Due to bank ...............................................       23,771,048
   Reverse repurchase agreement, at fair value ...............       26,000,000
   Payables for:
     Investments purchased ...................................       61,294,891
     Capital stock redeemed ..................................       22,421,808
     Dividends ...............................................        3,022,125
     Investment advisory fees ................................          107,004
     Shareholder servicing/eligible institution fees .........           88,832
     Administrative fees .....................................           42,801
     Custody fees ............................................           25,604
     Professional fees .......................................           20,017
     Distribution fees .......................................            3,151
     Accrued expenses and other liabilities ..................            8,284
                                                                  -------------
       Total Liabilities .....................................      136,805,565
                                                                  -------------
NET ASSETS ...................................................    $ 450,956,283
                                                                  -------------
Net Assets Consist of:
   Paid-in capital ...........................................    $ 447,202,287
   Distributions in excess of net investment income ..........         (451,882)
   Accumulated net realized gain on investments and foreign
     exchange transactions ...................................        3,060,207
   Net unrealized appreciation on investments and foreign
     currency translations ...................................        1,145,671
                                                                  -------------
Net Assets ...................................................    $ 450,956,283
                                                                  =============


   The accompanying notes are an integral part of these financial statements.

BBH INFLATION-INDEXED SECURITIES FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES (continued)
April 30, 2004 (unaudited)

CLASS N SHARES NET ASSET VALUE
   ($359,129,414 / 33,195,564 shares outstanding) ................        $10.82
                                                                          ======
CLASS I SHARES NET ASSET VALUE
   ($79,296,136 / 7,317,354 shares outstanding) ..................        $10.84
                                                                          ======
CLASS A SHARES NET ASSET VALUE
   ($12,530,733 / 1,155,687 shares outstanding) ..................        $10.84
   Sales charge at 3.00% of Public Offering Price ................          0.34
                                                                          ------
   Maximum Offering Price ........................................        $11.18
                                                                          ======

   The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENT  APRIL 30, 2004                                            5

BBH INFLATION-INDEXED SECURITIES FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
For the six months ended April 30, 2004 (unaudited)

NET INVESTMENT INCOME:
   Interest ...........................................................   $ 8,116,353
                                                                          -----------
   Expenses:
     Investment advisory fees .........................................       594,107
     Shareholder servicing/eligible institution fees ..................       502,376
     Administrative fees ..............................................       237,643
     Custody fees .....................................................       113,642
     Professional fees ................................................        24,306
     Distribution fees ................................................        14,156
     Board of Directors' fees .........................................         7,259
     Miscellaneous expenses ...........................................       122,704
                                                                          -----------
       Total Expenses .................................................     1,616,193
       Fees paid indirectly ...........................................        (4,486)

       Net Expenses ...................................................     1,611,707
                                                                          -----------
   Net Investment Income ..............................................     6,504,646
                                                                          -----------

NET REALIZED AND UNREALIZED LOSS:
   Net realized gain on investments ...................................     4,915,303
   Net realized gain on foreign exchange transactions .................       611,869
                                                                          -----------
     Net realized gain on investments and foreign exchange transactions     5,527,172
                                                                          -----------
   Net change in unrealized appreciation (depreciation) on investments     (8,565,343)
   Net change in unrealized appreciation (depreciation) on foreign
     currency translations ............................................       356,523
                                                                          -----------
     Net change in unrealized appreciation (depreciation) .............    (8,208,820)
                                                                          -----------
       Net Realized and Unrealized Loss ...............................    (2,681,648)
                                                                          -----------
   Net Increase in Net Assets Resulting from Operations ...............   $ 3,822,998
                                                                          ===========

   The accompanying notes are an integral part of these financial statements.

BBH INFLATION-INDEXED SECURITIES FUND
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                          For the six
                                                                          months ended               For the
                                                                         April 30, 2004             year ended
                                                                          (unaudited)            October 31, 2003
                                                                         --------------          ----------------
INCREASE IN NET ASSETS:
   Operations:
     Net investment income ..........................................    $   6,504,646            $  11,870,114
     Net realized gain on investments and foreign
       exchange transactions ........................................        5,527,172               15,595,849
     Net change in unrealized appreciation (depreciation)
       on investments and foreign currency translations .............       (8,208,820)               3,488,235
                                                                         -------------            -------------
     Net increase in net assets resulting from operations ...........        3,822,998               30,954,198
                                                                         -------------            -------------
   Dividends and distributions declared:
     From net investment income
     Class N ........................................................       (5,880,625)              (9,832,232)
     Class I ........................................................       (1,243,045)              (1,493,546)
     Class A ........................................................         (162,957)                 (19,929)
     From net realized gains
     Class N ........................................................      (14,739,654)              (6,613,243)
     Class I ........................................................       (2,516,758)                (986,869)
     Class A ........................................................         (278,920)                      --
                                                                         -------------            -------------
       Total dividends and distributions declared ...................      (24,821,959)             (18,945,819)
                                                                         -------------            -------------
   Capital stock transactions:

     Net proceeds from sales of capital stock .......................      137,818,672              307,963,709
     Net asset value of capital stock issued to shareholders
       for reinvestment of dividends and distributions ..............       19,272,935               15,127,688
     Net cost of capital stock redeemed .............................     (124,041,864)            (165,911,798)
                                                                         -------------            -------------
       Net increase in net assets resulting from
         capital stock transactions .................................       33,049,743              157,179,599
                                                                         -------------            -------------
       Total increase in net assets .................................       12,050,782              169,187,978
                                                                         -------------            -------------

NET ASSETS:
   Beginning of year ................................................      438,905,501              269,717,523
                                                                         -------------            -------------
   End of period (including distributions in excess of net
     investment income of $451,882 and undistributed net
     investment income of $330,099, respectively) ...................    $ 450,956,283            $ 438,905,501
                                                                         =============            =============

   The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENT  APRIL 30, 2004                                            7

BBH INFLATION-INDEXED SECURITIES FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
Selected per share data and ratios for a Class N share outstanding throughout each year

                                       For the six
                                       months ended                      For the years ended October 31,
                                      April 30, 2004  -----------------------------------------------------------------
                                       (unaudited)      2003              2002          2001        2000         1999
                                      --------------  --------          --------      -------      -------      -------
Net asset value, beginning
   of year .........................     $11.32         $10.89            $10.50       $ 9.63       $ 9.26        $9.52
Income from investment operations:
   Net investment income. ..........       0.15(1)        0.35(1)           0.37         0.51         0.60         0.48
   Net realized and unrealized
     gain (loss) ...................      (0.05)          0.71              0.52         0.87         0.37        (0.26)
Less dividends and distributions:
   From net investment income ......      (0.17)         (0.33)            (0.38)       (0.51)       (0.60)       (0.48)
   From net realized gains .........      (0.43)         (0.30)            (0.12)          --           --           --
                                         ------         ------            ------       ------        -----        -----
Net asset value, end of period .....     $10.82         $11.32            $10.89       $10.50       $ 9.63        $9.26
                                         ======         ======            ======       ======       ======        =====
Total return .......................       0.94%         10.05%             8.77%       14.84%       10.83%        2.43%
Ratios/Supplemental data:
   Net assets, end of period
     (000's omitted) ...............   $359,129       $380,265          $229,106      $94,712      $31,740      $11,789
   Expenses as a percentage of
     average net assets.. ..........       0.71%(2,3)     0.67%(3,4,5)      0.65%(4)     0.65%(4)     0.65%(4)     0.65%(4)
   Ratio of net investment
     income to
     average net assets ............       2.68%(2)       3.43%             3.88%        5.01%        6.25%        5.14%
   Portfolio turnover rate .........        690%(2)        393%              458%         325%         327%         899%

----------
(1)   Calculated using average shares outstanding for the year.

(2)   Annualized.

(3) The ratio of expenses to average net assets for the six months ended April 30, 2004 and the year ended October 31, 2003 reflects fees reduced as a result of an expense offset arrangement with the Fund's custodian. Had this arrangement not been in place, this ratio would have been 0.71% and 0.67%, respectively.

(4) Had the expense payment agreement not been in place, the ratio of expenses to average net assets would have been as follows: n/a 0.72% 0.80% 0.92% 1.19% 1.19%

(5)   The expense payment agreement terminated on July 31, 2003.


   The accompanying notes are an integral part of these financial statements.

BBH INFLATION-INDEXED SECURITIES FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected per share data and ratios for a Class I share outstanding throughout each period

                                                                                                               For the period
                                                                                                              August 16, 2001
                                                                                                               (commencement
                                                          For the six                                          of operations)
                                                         months ended     For the years ended October 31,        through
                                                        April 30, 2004    -------------------------------        October 31,
                                                          (unaudited)        2003               2002                2001
                                                        --------------     -------           --------          --------------
Net asset value, beginning of period ..............        $ 11.34         $ 10.90           $  10.50              $10.25
Income from investment operations:
  Net investment income ...........................           0.17(1)           0.38(1)            0.42                0.06
  Net realized and unrealized
    gain (loss) ...................................          (0.06)           0.72               0.49                0.25
Less dividends and distributions:
  From net investment income ......................          (0.18)          (0.36)             (0.39)              (0.06)
  From net realized gains .........................          (0.43)          (0.30)             (0.12)                 --
                                                           -------         -------           --------              ------
Net asset value, end of period ....................        $ 10.84         $ 11.34           $  10.90              $10.50
                                                           =======         =======           ========              ======
Total return ......................................           1.12%          10.27%              9.09%               3.08%
Ratios/Supplemental data:
  Net assets, end of period
    (000's omitted) ...............................        $79,296         $54,527           $ 40,612              $3,200
  Expenses as a percentage of
    average net assets ............................           0.46%(2,3)      0.42%(3,4,5)       0.40%(4)            0.40%(2,4)
  Ratio of net investment income
    to average net assets .........................           3.02%(2)      3.16%                4.29%              2.10%(2)
  Portfolio turnover rate .........................           690%(2)        393%                 458%                325%

----------
(1)   Calculated using average shares outstanding for the year.

(2)   Annualized.

(3) The ratio of expenses to average net assets for the six months ended April 30, 2004 and the year ended October 31, 2003 reflects fees reduced as a result of an expense offset arrangement with the Fund's custodian. Had this arrangement not been in place, this ratio would have been 0.46% and 0.42%, respectively.

(4) Had the expense payment agreement not been in place, the ratio of expenses to average net assets would have been as follows: n/a 0.47% 0.55% 0.67%(2)

(5)   The expense payment agreement terminated on July 31, 2003.

   The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENT  APRIL 30, 2004                                            9

BBH INFLATION-INDEXED SECURITIES FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected per share data and ratios for a Class A share outstanding throughout each period

                                                                                                          For the period from
                                                                                      For the six            March 7, 2003
                                                                                      months ended         (commencement of
                                                                                     April 30, 2004       operations) through
                                                                                      (unaudited)          October 31, 2003
                                                                                     --------------       -------------------
Net asset value, beginning of period .............................................      $ 11.35                 $11.40
Income from investment operations:
  Net investment income(1) .........................................................         0.16                   0.17
  Net realized and unrealized gain (loss) ........................................        (0.08)                  0.02
Less dividends and distributions:
  From net investment income .....................................................        (0.16)                 (0.24)
  From net realized gains ........................................................        (0.43)                    --
                                                                                        -------                 ------
Net asset value, end of period ...................................................      $ 10.84                 $11.35
                                                                                        =======                 ======
Total return .....................................................................         0.76%                  1.75%
Ratios/Supplemental data:
  Net assets, end of period (000's omitted) ......................................      $12,531                 $4,114
  Expenses as a percentage of average net assets(2,3)  ...........................         1.01%                  1.00%(4,5)
  Ratio of net investment income to average net assets(2) ........................         2.85%                  2.86%
  Portfolio turnover rate(2) .....................................................          690%                   393%

----------
(1)   Calculated using average shares outstanding for the year.

(2)   Annualized.

(3) The ratio of expenses to average net assets for the six months ended April 30, 2004 and the year ended October 31, 2003 reflects fees reduced as a result of an expense offset arrangement with the Fund's custodian. Had this arrangement not been in place, this ratio would have been 1.01% and 1.00%, respectively.

(4) Had the expense payment agreement not been in place, the ratio of expenses to average net assets would have been as follows: n/a 1.02%(2)

(5)   The expense payment agreement terminated on July 31, 2003.


   The accompanying notes are an integral part of these financial statements.

BBH INFLATION-INDEXED SECURITIES FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
April 30, 2004 (unaudited)

1. Organization and Significant Accounting Policies. BBH Inflation-Indexed Securities Fund (the "Fund") is a separate, diversified series of BBH Fund, Inc. (the "Corporation"), which is registered under the Investment Company Act of 1940, as amended. The Corporation is an open-end management investment company organized under the laws of the State of Maryland on July 16, 1990. The Fund commenced operations on July 23, 1992. On February 20, 2001, the Fund's Board of Directors reclassified the Fund's outstanding shares as "Class N", and established a new class of shares designated as "Class I". Class I commenced operations on August 16, 2001. On November 8, 2002, the Fund's Board of Directors authorized a new class of shares designated as "Class A". Class A commenced operations on March 7, 2003. Class A shares are sold with a front end sales charge of up to 3.0% for purchases not exceeding $50,000. A contingent deferred sales charge of 0.75% may be applied to Class A shares redeemed up to 24 months after purchase, where an investment professional received an advance payment of the transaction. Class N, Class I and Class A shares have different operating expenses. Class N, Class I and Class A shares do not convert to any other class of the Fund.

      The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

      A. Valuation of Investments. Bonds and other fixed income securities (other than short-term obligations but including listed issues) are valued on the basis of valuations furnished by a pricing service, use of which has been approved by the Board of Directors. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities.

            Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Corporation's Board of Directors. Short-term investments which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless this is determined not to represent fair value by the Board of Directors.

      B. Securities Lending. The Fund may lend its portfolio securities to broker-dealers, qualified banks and certain institutional investors. The loans are secured by collateral in an amount equal to at least the market value at all times of the loaned securities plus any accrued interest and dividends. During the time the securities are on loan, the Fund will continue to receive the interest and dividends or amounts equivalent thereto, on the loaned securities while receiving a fee from the borrower or earning interest on the investment of the cash collateral. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. The Fund may pay reasonable finders', administrative and custodial fees in connection with a loan of its securities and may share the interest earned on the collateral with the borrower. The Fund bears the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. There were no securities on loan as of April 30, 2004.



FINANCIAL STATEMENT  APRIL 30, 2004                                           11

BBH INFLATION-INDEXED SECURITIES FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2004 (unaudited)

      C. Accounting for Investments. Investment transactions are accounted for on the trade date. Realized gains and losses, if any, from investment transactions are determined on the basis of identified cost. Interest income is accrued daily and consists of interest accrued, discount earned (including both original issue and market discount) and premium amortization on the investments of the Fund.

      D. Federal Income Taxes. It is the Corporation's policy to comply with the requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Code which may differ from accounting principles generally accepted in the United States of America, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported on these financial statements may differ from that reported on the Fund's tax return due to certain book-to-tax differences such as losses deferred due to "wash sale" transactions and utilization of capital loss carryforwards. These differences may result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net investment income or net realized gains. These distributions do not constitute a return of capital. Permanent differences are reclassified on the statement of assets and liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

      E. Forward Foreign Currency Exchange Contracts. The Fund may enter into forward foreign currency exchange contracts ("contracts") in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Fund has to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Fund has no specific limitation on the percentage of assets which may be committed to these types of contracts. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The U.S. dollar values of foreign currency underlying all contractual commitments held by the funds are determined using forward currency exchange rates supplied by a quotation service.

      F. Reverse Repurchase Agreements: The Fund may enter into reverse repurchase agreements with primary dealers of U.S. Government Obligations as designated by the Federal Reserve Bank of New York. Interest on the value of reverse repurchase agreements issued and outstanding is based upon competitive market rates at the time of issuance. At the time the Fund enters into a reverse repurchase agreement, it establishes and maintains a segregated account with the lender containing liquid high grade securities having a value not less than the repurchase price, including accrued interest, of the reverse repurchase agreement.

      G. Dividends and Distributions to Shareholders. Dividends to shareholders from net investment income are paid monthly and are recorded on the ex-dividend date. Distributions from net capital gains, if any, are paid annually and are recorded on the ex-dividend date.

BBH INFLATION-INDEXED SECURITIES FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2004 (unaudited)

2.    TRANSACTIONS WITH AFFILIATES.

      Investment Advisory Fees. The Corporation has an investment advisory agreement with Brown Brothers Harriman ("BBH") for which BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.25% of the Fund's average daily net assets. For the six months ended April 30, 2004, the Fund incurred $594,107 for advisory services.

      Administrative Fees. The Corporation has an administrative agreement with Brown Brothers Harriman Trust Company, LLC ("BBHTC") for which it pays BBHTC a fee calculated daily and paid monthly at an annual rate equivalent to 0.10% of the Fund's average daily net assets. BBHTC has a sub-administration services agreement with Federated Services Company ("FSC") for which FSC receives compensation paid by BBHTC. For the six months ended April 30, 2004, the Fund incurred $237,643 for administrative services.

      Custody Fees. The Corporation has a custody agreement with BBH for which BBH receives a fee calculated and paid monthly. For the six months ended April 30, 2004, the Fund incurred $113,642 for custody services. These fees were reduced by $4,486 as a result of an expense offset arrangement with the Fund's custodian.

      Shareholder Servicing/Eligible Institution Agreement. The Corporation has a shareholder servicing agreement and an eligible institution agreement with BBH for which BBH receives a fee calculated daily and paid monthly at an annual rate equivalent to 0.25% of Class N shares' and Class A shares' average daily net assets. For the six months ended April 30, 2004, the Fund incurred $502,376 for such services.

      Securities Lending Fees. The Corporation has a security lending agreement with BBH for which BBH receives a fee for each security loaned. For the six months ended April 30, 2004, the Fund did not pay any fees to BBH for security lending services.

3. Distribution Plan. The Fund has adopted a distribution plan effective November 8, 2002, pursuant to Rule 12b-1 under the Investment Company Act of 1940, under which the Fund may pay selected financial intermediaries a fee calculated daily and paid monthly at an annual rate equivalent to 0.30% of Class A shares' average daily net assets. For the six months ended April 30, 2004, the Fund incurred $14,156 for distribution fees.

      For the six months ended April 30, 2004, $14,541 in front end sales loads from the sales of Class A shares were retained by Lincoln Financial Advisors Corp., an affiliated broker-dealer of the Fund.

4. Investment Transactions. For the six months ended April 30, 2004, the cost of purchases and the proceeds of sales of investment securities other than short-term investments were $1,611,135,606 and $1,579,680,898, respectively.

5. Capital Stock. The Corporation is permitted to issue 2,500,000,000 shares of capital stock, par value $.001 per share, of which 25,000,000 shares have been classified as Class N shares of the Fund, 25,000,000 shares have been classified as Class I shares of the Fund and 25,000,000 shares have been classified as Class A shares of the Fund. Transactions in shares of capital stock were as follows:



FINANCIAL STATEMENT  APRIL 30, 2004                                           13

BBH INFLATION-INDEXED SECURITIES FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2004 (unaudited)

                                                                     SHARES                                  AMOUNT
                                                        For the six                             For the six
                                                       months ended          For the            months ended           For the
                                                      April 30, 2004        year ended         April 30, 2004         year ended
                                                       (unaudited)       October 31, 2003        (unaudited)       October 31, 2003
                                                      --------------     ----------------      --------------      ----------------
Class N
Capital stock sold .............................         8,297,740           25,280,753        $  92,778,539        $ 282,523,122
Capital stock issued in connection
  with reinvestment of dividends ...............         1,565,421            1,237,128           17,141,560           13,633,884
Capital stock redeemed .........................       (10,258,121)         (13,957,291)        (113,796,450)        (154,952,555)
                                                       -----------          -----------        -------------        -------------
Net increase (decrease) ........................          (394,960)          12,560,590        $  (3,876,351)       $ 141,204,451
                                                       ===========          ===========        =============        =============

                                                        For the six                             For the six
                                                       months ended          For the            months ended           For the
                                                      April 30, 2004        year ended         April 30, 2004         year ended
                                                       (unaudited)       October 31, 2003        (unaudited)       October 31, 2003
                                                      --------------     ----------------      --------------      ----------------
Class I
Capital stock sold .............................         3,115,292            1,936,559         $ 34,793,673         $ 21,403,994
Capital stock issued in connection
  with reinvestment of dividends ...............           157,983              134,220            1,733,305            1,477,570
Capital stock redeemed .........................          (765,899)            (985,921)          (8,485,814)         (10,953,245)
                                                         ---------            ---------         ------------         ------------
Net increase ...................................         2,507,376            1,084,858         $ 28,041,164         $ 11,928,319
                                                         =========            =========         ============         ============

                                                                             For the                                   For the
                                                                           period from                                period from
                                                                          March 7, 2003                              March 7, 2003
                                                       For the six       (commencement           For the six        (commencement
                                                       months ended      of operations)         months ended        of operations)
                                                      April 30, 2004         through           April 30, 2004          through
                                                        (unaudited)      October 31, 2003        (unaudited)       October 31, 2003
                                                      --------------     ----------------      --------------      ----------------
Class A
Capital stock sold .............................           912,725              361,508         $ 10,246,460         $  4,036,593
Capital stock issued in connection
  with reinvestment of dividends ...............            36,217                1,439              398,070               16,234
Capital stock redeemed .........................          (155,665)                (537)          (1,759,600)              (5,998)
                                                          --------              -------         ------------         ------------
Net increase ...................................           793,277              362,410         $  8,884,930         $  4,046,829
                                                          ========              =======         ============         ============

6. Forward Foreign Currency Exchange Contracts. A summary of obligations under open forward foreign currency exchange contracts outstanding at April 30, 2004 is as follows:

                                Contracts to       Delivery        Unrealized
             Currency              Deliver           Date         Appreciation
           ---------------      ------------       --------       ------------
           Canadian Dollar       3,433,000          5/20/04        $ 59,230
           Euro                  8,093,500          5/20/04         269,183
                                                                   --------
                                                                   $328,413
                                                                   ========

INVESTMENT ADVISER AND ADMINISTRATOR
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005

DISTRIBUTOR
EDGEWOOD SERVICES, INC.
5800 CORPORATE DRIVE
PITTSBURGH, PA 15237-7000

SHAREHOLDER SERVICING AGENT
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005
(800) 625-5759

To obtain information or make shareholder inquiries:
By telephone:                       Call 1-800-575-1265
By E-mail send your request to:     bbhfunds@bbh.com
On the internet:                    www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund. Such offering is made only by the prospectus, which includes details as to offering price and other material information.

A copy of the Fund's Proxy Voting Policy is available upon request by calling the toll-free number listed above. A text-only version of the policy can be viewed online or downloaded from the SEC at www.sec.gov.

                            [LOGO]  BROWN
                                    BROTHERS
                                    HARRIMAN

                         {LOGO] BROWN BROTHERS HARRIMAN

                               Semi-Annual Report
                                 APRIL 30, 2004

                         BBH INTERNATIONAL EQUITY FUND

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
April 30, 2004 (unaudited)

  Shares                                                                Value
  ------                                                                -----
             COMMON STOCKS (94.8%)
             AUSTRALIA (7.9%)

             CONSUMER DISCRETIONARY
  301,223    Coles Myer, Ltd........................................ $ 1,816,929
                                                                     -----------
             CONSUMER STAPLES
  914,139    Foster's Group, Ltd....................................   3,221,406
                                                                     -----------
             ENERGY
  318,000    Woodside Petroleum, Ltd................................   3,790,417
                                                                     -----------
             FINANCE
  305,000    Lend Lease Corp., Ltd..................................   2,345,247
  146,795    National Australia Bank, Ltd...........................   3,117,567
                                                                     -----------
                                                                       5,462,814
                                                                     -----------
             INDUSTRIALS
  372,900    Amcor, Ltd.............................................   1,864,989
                                                                     -----------
             TELECOMMUNICATIONS
  579,466    Telstra Corp...........................................   1,996,091
                                                                     -----------
             Total Australia........................................  18,152,646
                                                                     -----------
             BELGIUM (0.5%)
             UTILITIES
    3,670    Electrabel SA..........................................   1,203,843
                                                                     -----------
             Total Belgium..........................................   1,203,843
                                                                     -----------
             DENMARK (1.3%)
             HEALTH CARE
   63,000    Novo Nordisk A/S.......................................   2,990,731
                                                                     -----------
             Total Denmark..........................................   2,990,731
                                                                     -----------
             FINLAND (1.0%)
             MATERIALS
   59,400    UPM-Kymmene Oyj........................................   1,094,094
                                                                     -----------
             TELECOMMUNICATIONS
   91,000    Nokia Oyj..............................................   1,279,444
                                                                     -----------
             Total Finland..........................................   2,373,538
                                                                     -----------
             FRANCE (8.1%)
             CONSUMER STAPLES
   46,000    Carrefour SA...........................................   2,132,518

   The accompanying notes are an integral part of these financial statements.

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2004 (unaudited)

  Shares                                                                Value
  ------                                                                -----
             COMMON STOCKS (continued)
             FRANCE (continued)
   29,000    L'Oreal SA............................................. $ 2,184,542
                                                                     -----------
                                                                       4,317,060
                                                                     -----------
             DIVERSIFIED OPERATIONS
   31,000    LVMH Moet Hennessy Louis Vuitton SA....................   2,182,985
                                                                     -----------
             ENERGY
   30,244    Total SA...............................................   5,588,779
                                                                     -----------
             FINANCE
   24,621    Societe Generale1......................................   2,049,285
                                                                     -----------
             INDUSTRIALS

   46,414    Compagnie de Saint-Gobain..............................   2,341,257
                                                                     -----------
             MEDIA

   70,000    Societe Television Francaise...........................   2,160,351
                                                                     -----------
             Total France...........................................  18,639,717
                                                                     -----------
             GERMANY (4.0%)
             FINANCE
   79,014    Bayer Hypo-und Vereinsbank AG1.........................   1,369,255
                                                                     -----------
             HEALTH CARE
   38,000    Altana AG..............................................   2,416,518
                                                                     -----------
             MATERIALS

   84,246    Bayer AG...............................................   2,280,182
                                                                     -----------
             UTILITIES
   72,550    RWE AG.................................................   3,149,613
                                                                     -----------
             Total Germany..........................................   9,215,568
                                                                     -----------

             HONG KONG (7.2%)
             CONSUMER STAPLES
  136,390    Asia Foods, Ltd.2,3....................................      21,822
                                                                     -----------
             DIVERSIFIED OPERATIONS
  330,000    Hutchison Whampoa, Ltd.................................   2,221,225
   55,200    Jardine Matheson Holdings, Ltd.........................     557,520
  524,000    Wharf Holdings, Ltd....................................   1,437,687
                                                                     -----------
                                                                       4,216,432
                                                                     -----------

   The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENT APRIL 30, 2004                                             3

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2004 (unaudited)

  Shares                                                                Value
  ------                                                                -----
             COMMON STOCKS (continued)
             HONG KONG (continued)
             ENERGY
5,450,000    CNOOC, Ltd............................................. $ 1,956,473
                                                                     -----------
             TELECOMMUNICATIONS

  740,000    China Mobile (Hong Kong), Ltd..........................   1,949,678
                                                                     -----------
             UTILITIES
  530,000    CLP Holdings, Ltd......................................   2,819,962
2,307,000    Hong Kong & China Gas Co...............................   3,963,435
  379,500    Hong Kong Electric Holdings, Ltd.......................   1,664,015
                                                                     -----------
                                                                       8,447,412
                                                                     -----------
             Total Hong Kong........................................  16,591,817
                                                                     -----------
             ITALY (1.4%)
             FINANCE
  981,047    Banca Intesa SpA.......................................   3,242,729
                                                                     -----------
             Total Italy............................................   3,242,729
                                                                     -----------
             JAPAN (32.7%)
             CONSUMER DISCRETIONARY
  122,000    Denso Corp.............................................   2,569,876
   56,000    Honda Motor Co., Ltd...................................   2,247,610
  139,000    Matsushita Electric Industrial Co., Ltd................   2,041,395
   58,000    Sony Corp..............................................   2,243,805
   62,800    Toyota Motor Corp......................................   2,270,188
                                                                     -----------
                                                                      11,372,874
                                                                     -----------
             CONSUMER STAPLES
   18,500    Hoya Corp..............................................   2,001,268
   53,000    Ito En, Ltd............................................   2,261,654
  110,000    Kao Corp...............................................   2,626,048
                                                                     -----------
                                                                       6,888,970
                                                                     -----------
             FINANCE
      285    Millea Holdings, Inc...................................   4,053,907
  230,000    Mitsubishi Estate Co., Ltd.............................   2,719,366
      295    Mitsubishi Tokyo Financial Group, Inc. ................   2,624,598
  325,000    Nikko Cordial Corp.....................................   1,849,151

   The accompanying notes are an integral part of these financial statements.

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2004 (unaudited)

  Shares                                                                Value
  ------                                                                -----

             COMMON STOCKS (continued)
             JAPAN (continued)
       20    Prospect Japan Fund1................................... $       337
                                                                     -----------
                                                                      11,247,359
                                                                     -----------
             HEALTH CARE
  159,700    Eisai Co., Ltd.........................................   4,080,217
  110,000    Fujisawa Pharmaceutical Co.............................   2,556,285
  134,700    Takeda Chemical Industries, Ltd........................   5,430,714
                                                                     -----------
                                                                      12,067,216
                                                                     -----------
             INDUSTRIALS
   42,000    Fanuc, Ltd.............................................   2,572,322
   15,600    Hirose Electric Co., Ltd...............................   1,787,905
  244,000    Hitachi, Ltd...........................................   1,713,250
   12,500    Keyence Corp...........................................   3,001,132
   82,300    Murata Manufacturing Co., Ltd..........................   5,398,432
   47,000    Secom Co., Ltd.........................................   2,014,134
      281    West Japan Railway Co..................................   1,092,177
                                                                     -----------
                                                                      17,579,352
                                                                     -----------
             MATERIALS
   64,000   Shin-Etsu Chemical Co., Ltd.............................   2,586,093
                                                                     -----------
             TECHNOLOGY
  123,000    Canon, Inc.............................................   6,452,276
   19,500    Rohm Co., Ltd..........................................   2,432,752
                                                                     -----------
                                                                       8,885,028
                                                                     -----------
             TELECOMMUNICATIONS
      460    Nippon Telegraph & Telephone Corp......................   2,417,214
    1,000    NTT DoCoMo, Inc........................................   1,984,145
                                                                     -----------
                                                                       4,401,359
                                                                     -----------
             Total Japan...........................................   75,028,251
                                                                     -----------
             NETHERLANDS (4.4%)
             CONSUMER STAPLES
   62,000    Heineken Holdings NV...................................   2,310,554
                                                                     -----------

   The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENT APRIL 30, 2004                                             5

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2004 (unaudited)

  Shares                                                                Value
  ------                                                                -----

             COMMON STOCKS (continued)
             NETHERLANDS  (continued)
             ENERGY
   62,409    Royal Dutch Petroleum Co............................... $ 3,032,243
                                                                     -----------
             FINANCE
  123,138    ING Groep NV...........................................   2,636,765
                                                                     -----------
             MEDIA
  150,355    Reed Elsevier NV.......................................   2,110,363
                                                                     -----------
             Total Netherlands......................................  10,089,925
                                                                     -----------
             NEW ZEALAND (1.1%)
             TELECOMMUNICATIONS
  700,502    Telecom Corp. of New Zealand, Ltd......................   2,475,052
                                                                     -----------
             Total New Zealand......................................   2,475,052
                                                                     -----------
             SINGAPORE (0.7%)
             FINANCE
  224,000    Oversea-Chinese Banking Corp., Ltd.....................   1,592,994
                                                                     -----------
             Total Singapore........................................   1,592,994
                                                                     -----------
             SOUTH AFRICA (0.8%)
             ENERGY
  121,662    Sasol, Ltd.............................................   1,832,804
                                                                     -----------
             Total South Africa.....................................   1,832,804
                                                                     -----------
             SOUTH KOREA (0.7%)
             MATERIALS
   51,505    Pohang Iron & Steel Co., Ltd. (POSCO) ADR..............   1,583,779
                                                                     -----------
             Total South Korea......................................   1,583,779
                                                                     -----------
             SPAIN (4.7%)
             CONSUMER DISCRETIONARY
  110,000    Industria de Diseno Textil SA (Inditex)................   2,389,691
                                                                     -----------
             FINANCE
  215,923    Banco Santander Central Hispano SA.....................   2,316,961
                                                                     -----------
             TELECOMMUNICATIONS
  250,127    Telefonica SA..........................................   3,717,442
                                                                     -----------

   The accompanying notes are an integral part of these financial statements.

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2004 (unaudited)

  Shares                                                                Value
  ------                                                                -----

             COMMON STOCKS (continued)
             SPAIN (continued)
             UTILITIES
  121,623    Iberdrola SA........................................... $ 2,396,036
                                                                     -----------
             Total Spain............................................  10,820,130
                                                                     -----------
             SWEDEN (1.0%)
             CONSUMER DISCRETIONARY
   97,000    Hennes & Mauritz AB (B shares).........................   2,374,712
                                                                     -----------
             Total Sweden...........................................   2,374,712
                                                                     -----------
             SWITZERLAND (1.0%)
             CONSUMER STAPLES
    8,600    Nestle SA Registered...................................   2,172,436
                                                                     -----------
             Total Switzerland......................................   2,172,436
                                                                     -----------
             TAIWAN (0.0%)
             TELECOMMUNICATIONS
    2,000    Chunghwa Telecom Co., Ltd. ADR.........................      33,360
                                                                     -----------
             Total Taiwan...........................................      33,360
                                                                     -----------
             UNITED KINGDOM (16.3%)
             CONSUMER DISCRETIONARY
  249,051    Boots Group, Plc.......................................   2,700,107
  209,024    GKN, Plc...............................................     849,343
  131,536    GUS, Plc...............................................   1,822,834
  190,052    InterContinental Hotels Group, Plc.....................   1,777,193
  425,000    Kingfisher, Plc........................................   2,136,045
  156,054    Mitchells & Butlers, Plc...............................     700,563
                                                                     -----------
                                                                       9,986,085
                                                                     -----------
             CONSUMER STAPLES
  348,480    Brambles Industries, Plc...............................   1,298,520
  103,000    Reckitt Benckiser, Plc.................................   2,679,309
                                                                     -----------
                                                                       3,977,829
                                                                     -----------
             ENERGY
  994,355    BG Group, Plc..........................................   5,747,479

   The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENT APRIL 30, 2004                                             7

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2004 (unaudited)

  Shares                                                                Value
  ------                                                                -----

             COMMON STOCKS (continued)
             UNITED KINGDOM (continued)
  285,443    BP, Plc................................................ $ 2,469,139
                                                                     -----------
                                                                       8,216,618
                                                                     -----------
             FINANCE
  114,896    Aviva, Plc.............................................   1,123,332
  205,213    HBOS, Plc..............................................   2,659,969
  382,087    Lloyds TSB Group, Plc..................................   2,857,665
                                                                     -----------
                                                                       6,640,966
                                                                     -----------
             HEALTH CARE
  188,751    GlaxoSmithKline, Plc...................................   3,908,514
                                                                     -----------
             MATERIALS

   24,610    BOC Group, Plc.........................................     395,851
   84,737    Rio Tinto, Plc.........................................   1,859,920
                                                                     -----------
                                                                       2,255,771
                                                                     -----------
             UTILITIES
  660,000    Centrica, Plc..........................................   2,558,862
                                                                     -----------
             Total United Kingdom...................................  37,544,645
                                                                     -----------
             TOTAL COMMON STOCKS (Identified cost $212,045,835)....  217,958,677
                                                                     -----------
             TIME DEPOSIT (1.5%)
3,500,000    HSBC Bank USA 1.000%, 05/03/04.........................   3,500,000
                                                                     -----------
             TOTAL TIME DEPOSIT (Identified cost $3,500,000)........   3,500,000
                                                                     -----------
TOTAL INVESTMENTS (Identified cost $215,545,835)4..........  96.3%  $221,458,677
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES.............   3.7      8,439,113
                                                            ------  ------------
NET ASSETS   .............................................. 100.0%  $229,897,790
                                                            ======  ============
----------
1     Non-income producing security.

2 Restricted security - Total market value of the restricted security owned at April 30, 2004 was $21,822, or 0.01% of net assets. Acquired on February 12, 2004 at a cost of $21,822.

3     Illiquid security.

4 The aggregate cost for federal income tax purposes is $215,545,835, the aggregate gross unrealized appreciation is $13,880,565, and the aggregate gross unrealized depreciation is $7,967,723, resulting in net unrealized appreciation of $5,912,842.

ADR - American Depositary Receipt.

   The accompanying notes are an integral part of these financial statements.

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2004 (unaudited)

ASSETS:

   Investments in securities, at value (identified cost
     $215,545,835) ..............................................  $221,458,677
   Cash .........................................................     4,328,595
   Foreign currency, at value (identified cost $34,838)..........        35,386
   Collateral for securities loaned, at fair value...............    20,994,815
   Receivables for:
     Investment securities sold..................................     2,008,330
     Dividends and other income..................................     1,330,405
     Capital stock sold  ........................................     1,018,300
     Unrealized appreciation on forward foreign exchange
       currency contract.........................................        80,659
                                                                   ------------
       Total Assets  ............................................   251,255,167
                                                                   ------------
LIABILITIES:
   Payable upon return of securities loaned......................    20,994,815
   Payables for:
     Investment advisory fees....................................       127,894
     Capital stock redeemed......................................       116,391
     Shareholder servicing/eligible institution fees.............        34,394
     Administrative fees ........................................        29,514
     Custody fees................................................        27,472
     Professional fees ..........................................        23,725
     Accrued expenses and other liabilities......................         3,172
                                                                   ------------
       Total Liabilities.........................................    21,357,377
                                                                   ------------
NET ASSETS   ....................................................  $229,897,790
                                                                   ============
Net Assets Consist of:

   Paid-in capital ..............................................  $233,540,080
   Undistributed net investment income...........................       730,402
   Accumulated net realized loss on investments and foreign
     exchange transactions.......................................   (10,375,126)
   Net unrealized appreciation on investments and foreign
     currency translations.......................................     6,002,434
                                                                   ------------
Net Assets   ....................................................  $229,897,790
                                                                   ============
NET ASSET VALUE AND OFFERING PRICE PER SHARE
CLASS N SHARES
   ($164,188,918 / 15,833,551 shares outstanding) ...............        $10.37
                                                                         ======
CLASS I SHARES
   ($65,708,872 / 6,331,119 shares outstanding) .................        $10.38
                                                                         ======

   The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENT APRIL 30, 2004                                             9

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
For the six months ended April 30, 2004 (unaudited)

NET INVESTMENT INCOME:
   Income:
     Dividends (net of foreign withholdings taxes of $229,497)...   $ 2,258,647
     Securities lending income...................................        11,679
     Interest ...................................................         6,739
                                                                    -----------
       Total Income .............................................     2,277,065
                                                                    -----------
   Expenses:

     Investment advisory fees....................................       625,760
     Shareholder servicing/eligible institution fees ............       159,759
     Administrative fees.........................................       144,406
     Custody fees................................................       116,458
     Professional fees...........................................        59,170
     Board of Directors' fees  ..................................         5,069
     Miscellaneous expenses......................................        52,348
                                                                    -----------
       Total Expenses  ..........................................     1,162,970
                                                                    -----------
   Net Investment Income.........................................     1,114,095
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN:
   Net realized gain on investments .............................    31,975,710
   Net realized loss on foreign exchange transactions............      (302,257)
                                                                    -----------
     Net realized gain on investments and foreign exchange
        transactions ............................................    31,673,453
   Net change in unrealized appreciation (depreciation) on
       investments and foreign currency translations.............   (13,366,870)
                                                                    -----------
       Net Realized and Unrealized Gain..........................    18,306,583
                                                                    -----------
   Net Increase in Net Assets Resulting from Operations..........   $19,420,678
                                                                    ===========

   The accompanying notes are an integral part of these financial statements.

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS

                                                      For the six     For the
                                                     months ended   year ended
                                                    April 30, 2004  October 31,
                                                     (unaudited)       2003
                                                    --------------  ------------
INCREASE IN NET ASSETS:
   Operations:

     Net investment income.......................... $  1,114,095  $  1,572,091
     Net realized gain (loss) on investments and
        foreign exchange transactions...............   31,673,453   (12,770,217)
     Net change in unrealized appreciation
       (depreciation) on investments and foreign
       currency translations                          (13,366,870)   35,926,130
                                                     ------------  ------------
     Net increase in net assets resulting from
       operations...................................   19,420,678    24,728,004
                                                     ------------  ------------
   Dividends and distributions declared:
     From net investment income
     Class N .......................................     (983,931)     (233,447)
     Class I .......................................     (758,059)      (68,567)
                                                     ------------  ------------
       Total dividends and distributions declared...   (1,741,990)     (302,014)
                                                     ------------  ------------
   Capital stock transactions:
     Net proceeds from sales of capital stock.......   58,044,402    89,056,044
     Net asset value of capital stock issued to
        shareholders for reinvestment of dividends
        and distributions ..........................      760,129        81,368
     Net cost of capital stock redeemed.............  (15,961,135)  (70,351,836)
     Net assets received in conjunction with
       merger agreement.............................   12,573,854           --
                                                     ------------  ------------
       Net increase  in net assets resulting from
         capital stock transactions.................   55,417,250    18,785,576
                                                     ------------  ------------
       Total increase in net assets.................   73,095,938    43,211,566

NET ASSETS:
   Beginning of year ...............................  156,801,852   113,590,286
                                                     ------------  ------------
   End of period (including undistributed net
      investment income of $730,402 and $1,358,297,
      respectively) ................................ $229,897,790  $156,801,852
                                                     ============  ============

   The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENT APRIL 30, 2004                                            11

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
Selected per share data and ratios for a Class N share outstanding throughout each period

                                  For the six
                                  months ended             For the years ended October 31,
                                April 30, 2004     -------------------------------------------------
                                 (unaudited)       2003     2002         2001       2000        1999
                                 -----------       ----     ----         ----       ----        ----

Net asset value, beginning
   of year ......................    $9.28        $8.03     $9.34       $13.29     $13.04      $10.09
Income from investment
   operations:
   Net investment income
     (loss) .....................     0.06(1)      0.08(1)   0.03(1)      0.13      (0.03)(1)   (0.02)
   Net realized and unrealized
     gain (loss) ................     1.13         1.19     (1.34)       (3.92)      0.93        3.00

Less dividends and distributions:
   From net investment income ...    (0.10)       (0.02)       --        (0.08)        --          --
   In excess of net investment
     income .....................       --           --        --           --      (0.32)      (0.03)
   From net realized gains ......       --           --        --        (0.08)     (0.33)         --
     ----                         --------      -------   -------      --------   --------     -------
Net asset value, end of period ..   $10.37        $9.28     $8.03        $9.34     $13.29      $13.04
                                  ========      =======   =======      =======    =======      ======
Total return ....................    12.87%       15.87%   (14.03)%     (28.94)%     6.71%      29.57%

Ratios/Supplemental data:
   Net assets, end of period
     (000's omitted) ............ $164,189      $98,376   $97,868      $113,353   $115,739     $59,961
   Ratio of expenses to average
     net assets .................   1.29%(2)      1.28%      1.35%(3)    1.24%3      1.37%       1.50%
   Ratio of net investment
     income (loss) to average
     net assets .................     1.18%(2)     0.98%     0.34%         0.18%    (0.24)%     (0.25)%
   Portfolio turnover rate ......      148%(2)       74%       36%(4)        21%(4)    37%(4)      86%(4)

----------
1     Calculated using average shares outstanding for the year.

2     Annualized.

3 Includes the Fund's share of expenses paid by the Portfolio and excludes the impact of the Portfolio's expense offset arrangement. Including the Fund's share of the expense offset arrangement reduces the Fund's ratio to average net assets to 1.34% and 1.15% for the years ended October 31, 2002 and October 31, 2001, respectively.

4 Portfolio turnover rate is that of the Portfolio in which the Fund invested through October 30, 2002.

   The accompanying notes are an integral part of these financial statements.

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected per share data and ratios for a Class I share outstanding throughout each period

                                                                             For the period from
                                          For the six                          October 30, 2002
                                         months ended        For the           (commencement of
                                        April 30, 2004      year ended       operations) through
                                          (unaudited)    October 31, 2003      October 31, 2002
                                        --------------   -----------------   -------------------
Net asset value, beginning of period ..      $9.30             $8.03                 $7.95
Income from investment operations:
   Net investment income ..............       0.06(1)           0.11(1)               0.00(2)
   Net realized and unrealized gain ...       1.14              1.18                  0.08
Less dividends and distributions:
   From net investment income..........      (0.12)            (0.02)                   --
                                            ------             -----                 -----
Net asset value, end of period ........     $10.38             $9.30                 $8.03
                                            ======             =====                 =====

Total return ..........................      13.01%            16.18%                 1.01%

Ratios/Supplemental data:
   Net assets, end of period
     (000's omitted)                       $65,709           $58,426               $15,722
   Ratio of expenses to average
     net assets                               1.04%(3)              1.05%                 1.08%(3)
   Ratio of net investment income
     to average net assets ............      1.11%(3)           1.34%                 1.77%(3)
   Portfolio turnover rate.............       148%(3)             74%                   36%(3,4)

----------
1     Calculated using average shares outstanding for the year.

2     Less than $0.01 per share.

3     Annualized.

4 Portfolio turnover rate is that of the Portfolio in which the Fund invested through October 30, 2002.

   The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENT APRIL 30, 2004                                            13

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
April 30, 2004 (unaudited)

1. Organization and Significant Accounting Policies. BBH International Equity Fund (the "Fund") is a separate diversified series of BBH Fund, Inc. (the "Corporation"), which is registered under the Investment Company Act of 1940, as amended. The Corporation is an open-end management investment company organized under the laws of the State of Maryland on July 16, 1990. The Fund commenced operations on June 6, 1997. On February 20, 2001, the Fund's Board of Directors reclassified the Fund's outstanding shares as "Class N," and established a new class of shares designated as "Class I". Class I commenced operations on October 30, 2002. Class N and Class I shares have different operating expenses. Neither Class N shares nor Class I shares convert to any other class of the Fund.

      On February 13, 2004, the Fund acquired all the assets and assumed all liabilities of the BBH European Equity Fund. Pursuant to the terms of the agreement governing the acquisition, the BBH European Equity Fund shareholders became entitled to receive an equivalent dollar amount of full shares of common stock of the Fund. Based on the net asset values of the BBH European Equity Fund as of February 13, 2004 ($21.81), the conversion ratio was 2.0776 shares of the Fund for each share of BBH European Equity Fund. Based on the opinion of Fund counsel, the reorganization qualified as a tax-free exchange for federal income tax purposes, with no gain or loss recognized to the funds or their shareholders. The BBH European Equity Fund's net assets ($12,573,854) were combined with the Fund for total net assets after the acquisition of $216,529,245.

      Prior to October 30, 2002, the Fund invested substantially all of its assets in the BBH International Equity Portfolio (the "Portfolio"), a diversified, open-end management investment company having the same investment objectives as the Fund. On October 30, 2002, the Fund received its pro rata share of cash and securities from the Portfolio in a complete liquidation of its interest in the Portfolio. Subsequent to October 30, 2002, the Fund invests directly in securities rather than through the Portfolio and maintains the same investment objective.

      The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

      A. Valuation of Investments. (1) The value of investments listed on either a domestic or foreign securities exchange is based on the last sale price on that exchange prior to the time when assets are valued, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange; (2) unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market; (3) securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Corporation's Board of Directors; (4) all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the prevailing rates of exchange available at the time of valuation; and (5) trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the New York Stock Exchange and may also take place on days on

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2004 (unaudited)

            which the New York Stock Exchange is closed. If events materially affecting the value of the foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund's net assets are calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Corporation's Board of Directors.

      B. Foreign Currency Translations. The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange of such currency against the U.S. dollar to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Upon the purchase or sale of a security denominated in foreign currency, the Fund may enter into forward currency exchange contracts for the purchase or sale, for a fixed amount of U.S. dollars of the amount of foreign currency involved in the underlying security transaction. Reported net realized gains and losses arise from the sales of portfolio securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on foreign currency translations arise from changes in the value of the assets and liabilities, excluding investments in securities, at fiscal year end, arising from changes in the exchange rate.

      C. Forward Foreign Currency Exchange Contracts. The Fund may enter into forward foreign currency exchange contracts ("contracts") in connection with planned purchases or sales of securities, to hedge the U.S. dollar value of portfolio securities denominated in a particular currency, or to increase or shift its exposure to a currency other than U.S. dollars. The Fund has no specific limitation on the percentage of assets which may be committed to these types of contracts. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The U.S. dollar values of foreign currency underlying all contractual commitments held by the Fund are determined using forward currency exchange rates supplied by a quotation service.

      D. Securities Lending. The Fund may lend its portfolio securities to broker-dealers, qualified banks and certain institutional investors. The loans are secured by collateral in an amount equal to at least the market value at all times of the loaned securities plus any accrued interest and dividends. During the time the securities are on loan, the Fund will continue to receive the interest and dividends or amounts equivalent thereto, on the loaned securities while receiving a fee from the borrower or earning interest on the investment of the cash collateral. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. The Fund may pay reasonable finders', administrative and custodial fees in connection with a loan of its securities and may share the interest earned on the collateral with the borrower. The Fund bears the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially.


FINANCIAL STATEMENT APRIL 30, 2004                                            15

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2004 (unaudited)

      E. Accounting for Investments. Security transactions are accounted for on the trade date. Realized gains and losses on security transactions are determined on the identified cost method. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured. Interest income is accrued daily. Prior to October 30, 2002, the Fund recorded its share of income, expenses, realized and unrealized gain and loss from the Portfolio each day. In addition, the Fund accrued its own expenses.

      F. Federal Income Taxes. It is the Corporation's policy to comply with the requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Code which may differ from accounting principles generally accepted in the United States of America, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported on these financial statements may differ from that reported on the Fund's tax return due to certain book-to-tax timing differences such as losses deferred due to "wash sale" transactions and utilization of capital loss carryforwards and the recognition of unrealized gains or losses on open forward foreign currency exchange contracts and passive foreign investment companies at year end. These differences result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent differences are reclassified on the Statement of Assets & Liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

      G. Dividends and Distributions to Shareholders. Dividends and distributions to shareholders are recorded on the ex-dividend date.

2.    Transactions with Affiliates.

      Investment Advisory Fees. The Corporation has an investment advisory agreement with Brown Brothers Harriman ("BBH") for which it pays BBH a fee calculated and paid monthly at an annual rate equivalent to 0.65% of the Fund's average daily net assets. Effective January 12, 2004, BBH has a sub-advisory agreement with Walter Scott & Partners Limited ("Walter Scott") and Delaware International Advisers, Ltd. ("Delaware") for which Walter Scott and Delaware receive compensation paid by BBH. For the six months ended April 30, 2004, the Fund incurred $625,760 for advisory services.

      Administrative Fees. The Corporation has an administration agreement with Brown Brothers Harriman Trust Company, LLC ("BBHTC"). Effective October 30, 2002, BBHTC receives a fee from the Fund for administration services calculated daily and paid monthly at an annual rate equivalent to 0.15% of the Fund's average daily net assets. Prior to October 30, 2002, BBHTC received a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.125% of the Fund's average daily net assets. BBHTC has a sub-adminis-

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2004 (unaudited)

      tration services agreement with Federated Service Company ("FSC") for which FSC receives compensation paid by BBHTC. For the six months ended April 30, 2004, the Fund incurred $144,406 for administrative services.

      Shareholder Servicing/Eligible Institution Agreement. The Corporation has a shareholder servicing agreement and an eligible institution agreement with BBH for which BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.25% of Class N shares' average daily net assets. For the six months ended April 30, 2004, the Fund incurred $159,759 for such services.

      Custody Fees. The Fund has entered into an amended custody agreement with BBH for which BBH receives a fee calculated and paid monthly. For the six months ended April 30, 2004, the Fund incurred $116,458 for custody services.

      Securities Lending Fees. The Corporation has a security lending agreement with BBH for which BBH receives a fee for each security loaned. For the six months ended April 30, 2004, the Fund paid $19,813 to BBH for security lending services.

      Board of Directors' Fees. Each Director receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the six months ended April 30, 2004, the Fund incurred $5,069 for these fees.

      Expense Payment Fee. BBHTC pays certain expenses of the Class I shares and receives a fee from the Fund, computed and paid monthly, such that after such fee the aggregate Class I shares' expenses will not exceed 1.10% of Class I shares' average daily net assets. For the six months ended April 30, 2004, BBHTC incurred $336,358 in expenses, including investment advisory fees of $209,949, administrative fees of $48,450 and custody fees of $39,814 paid to BBH on behalf of the Class I Shares.

3. Investment Transactions. For the six months ended April 30, 2004, the cost of purchases and the proceeds of sales of investment securities other than short-term investments were $182,918,761 and $135,701,731, respectively. There were no purchases or sales of U.S. government obligations during the period.

4. Securities on Loan. As of April 30, 2004, the Fund had securities on loan with an aggregate market value of $19,904,813. The Fund received $20,994,815 in cash as collateral for securities on loan which was used to purchase highly liquid short-term investments in accordance with the Fund's security lending procedures.


FINANCIAL STATEMENT APRIL 30, 2004                                            17

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2004 (unaudited)

5. Capital Stock. The Corporation is permitted to issue 2,500,000,000 shares of capital stock, par value $.001 per share, of which 25,000,000 shares have been classified as Class N shares of the Fund and 25,000,000 shares have been classified as Class I shares of the Fund. Transactions in shares of capital stock were as follows:

                             For the six                      For the six
                            months ended       For the        months ended       For the
                           April 30, 2004     year ended     April 30, 2004     year ended
                            (unaudited)    October 31, 2003   (unaudited)    October 31, 2003
                           --------------  ----------------  --------------  ----------------
Class N
Capital stock sold........    5,503,158       5,677,690       $ 59,241,912     $ 45,520,706
Capital stock issued in
  connection with
  reinvestment of
  dividends............          30,772           9,162            296,955           72,731
Capital stock redeemed....   (1,493,047)     (7,272,340)       (15,961,135)     (60,282,779)
Capital stock received in
  in conjunction with
  merger agreement........    1,197,510              --         11,376,344               --
                              ---------      ----------       ------------     ------------
Net increase (decrease)...    5,238,393      (1,585,488)      $ 54,954,076     $(14,689,342)
                              =========      ==========       ============     ============

                             For the six                      For the six
                            months ended       For the        months ended       For the
                           April 30, 2004     year ended     April 30, 2004     year ended
                            (unaudited)    October 31, 2003   (unaudited)    October 31, 2003
                           --------------  ----------------  --------------  ----------------
Class I

Capital stock sold........           --       5,453,087       $         --     $ 43,535,338
Capital stock issued in
  connection with
  reinvestment of
  dividends...............       47,998           1,085            463,174            8,637
Capital stock redeemed....           --      (1,127,833)               --       (10,069,057)
                              ---------      ----------       ------------     ------------
Net increase..............       47,998       4,326,339       $    463,174     $ 33,474,918
                              =========      ==========       ============     ============

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2004 (unaudited)

6. Federal Income Tax Status. At October 31, 2003, the Fund, for federal income tax purposes, had a capital loss carryforward which expires as follows:

                        Expiration date                 Amount
                        ----------------              -----------
                        October 31, 2009              $10,039,468
                        October 31, 2010               19,384,924
                        October 31, 2011               12,486,070
                                                      -----------
                                                      $41,910,462
                                                      ===========

These amounts may be applied against any net taxable realized gain of each succeeding year until the earlier of their utilization or expiration.

7. Forward Foreign Currency Exchange Contracts. A summary of obligations under open forward foreign currency exchange contracts outstanding at April 30, 2004 is as follows:

                             Contracts to       Delivery        Unrealized
            Currency            Deliver           Date         Appreciation
            --------         ------------       --------       ------------
            British Pound     6,660,000          7/30/04         $80,659


FINANCIAL STATEMENT APRIL 30, 2004                                            19

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
SUPPLEMENTAL PROXY INFORMATION
April 30, 2004 (unaudited)

A Special Meeting of Shareholders of BBH International Equity Fund (the "Fund") was held on January 9, 2004. On December, 12, 2003, the record date for shareholders voting at this meeting, there were 16,506,737 total outstanding shares. The following items were considered by shareholders and the results of their voting are listed below. Each matter was approved.

1. To approve or disapprove a new Advisory Agreement between Brown Brothers Harriman & Co. ("BBH & Co.") and the Fund that is substantially the same as the Advisory Agreement previously approved by the Fund's shareholders except that it permits delegation of investment management responsibilities to one or more sub-advisers.

      Shares voted affirmatively..................   12,728,978
      Shares voted negatively.....................   40,285
      Shares abstaining...........................   0

2. To approve or disapprove a new Sub-Advisory Agreement between BBH & Co. and Walter Scott & Partners Limited ("Walter Scott") whereby Walter Scott would have co-management responsibility for providing investment advisory services to the Fund.

      Shares voted affirmatively..................   12,728,978
      Shares voted negatively.....................   40,285
      Shares abstaining...........................   0

3. To approve or disapprove a new Sub-Advisory Agreement between BBH & Co. and Delaware International Advisers, Ltd. ("Delaware") whereby Delaware would have co-management responsibility for providing investment advisory services to the Fund.

      Shares voted affirmatively..................   12,728,978
      Shares voted negatively.....................   40,285
      Shares abstaining...........................   0

4. To approve or disapprove an arrangement that would permit BBH & Co. to terminate, replace or add sub-advisers without shareholder approval.

      Shares voted affirmatively..................   12,708,076
      Shares voted negatively.....................   48,249
      Shares abstaining...........................   12,938

BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
SUPPLEMENTAL PROXY INFORMATION (continued)
April 30, 2004 (unaudited)


5. To amend and make non-fundamental the Fund's current fundamental investment policy with respect to the Fund's investment in other open-end companies and to permit the Fund to invest up to 100% of its assets in other open-end investment companies with investment objectives, policies and restrictions that are consistent with the investment objective, policies and restrictions of the Fund.

      Shares voted affirmatively..................   12,729,133
      Shares voted negatively.....................   27,192
      Shares abstaining...........................   12,938

A Special Meeting of Shareholders of BBH European Equity Fund was held on February 6, 2004. On January 2, 2004, the record date for shareholders voting at this meeting, there were 1,282,578 total outstanding shares. The following item was considered by shareholders and the result of their voting is listed below. This matter was approved.

1. To approve or disapprove a proposed Agreement and Plan of Reorganization pursuant to which BBH International Equity Fund, a portfolio of BBH Fund, Inc., would acquire all the assets of BBH European Equity Fund, also a portfolio of BBH Fund, Inc., in exchange for Class N Shares of the BBH International Equity Fund to be distributed pro rata by BBH European Equity Fund to holders of its shares, in complete liquidation and termination of the BBH European Equity Fund.

      Shares voted affirmatively..................   765,771
      Shares voted negatively.....................   9,603
      Shares abstaining...........................   4,366


FINANCIAL STATEMENT APRIL 30, 2004                                            21

INVESTMENT ADVISER AND ADMINISTRATOR
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005

DISTRIBUTOR
EDGEWOOD SERVICES, INC.
5800 CORPORATE DRIVE
PITTSBURGH, PA 15237-7000

SHAREHOLDER SERVICING AGENT
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005
(800) 625-5759

To obtain information or make shareholder inquiries:
By telephone:                       Call 1-800-575-1265
By E-mail send your request to:     bbhfunds@bbh.com
On the internet:                    www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund. Such offering is made only by the prospectus, which includes details as to offering price and other material information.

A copy of the Fund's Proxy Voting Policy is available upon request by calling the toll-free number listed above. A text-only version of the policy can be viewed online or downloaded from the SEC at www.sec.gov.

                             [LOGO] BROWN
                                    BROTHERS
                                    HARRIMAN

                            [LOGO]  BROWN
                                    BROTHERS
                                    HARRIMAN

                               Semi-Annual Report
                                 APRIL 30, 2004

                         BBH TAX-EFFICIENT EQUITY FUND

BBH TAX-EFFICIENT EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
April 30, 2004 (unaudited)

  Shares                                                                 Value
  ------                                                                 -----
             COMMON STOCKS (99.2%)
             BASIC MATERIALS (3.0%)
    33,514   E.I. DuPont de Nemours & Co.........................    $ 1,439,426
                                                                     -----------
             Total Basic Materials...............................      1,439,426
                                                                     -----------

             CAPITAL GOODS/DURABLES (1.6%)
     8,996   Illinois Tool Works, Inc............................        775,545
                                                                     -----------
             Total Capital Goods/Durables........................        775,545
                                                                     -----------

             CONSUMER NON-DURABLES (9.0%)
    17,783   Avon Products, Inc..................................      1,493,772
    24,743   Coca-Cola Co........................................      1,251,254
    45,150   International Flavors & Fragrances, Inc.............      1,636,687
                                                                     -----------
             Total Consumer Non-Durables.........................      4,381,713
                                                                     -----------

             ENERGY (6.2%)
    20,977   ChevronTexaco Corp..................................      1,919,396
    23,025   Occidental Petroleum Corp...........................      1,086,780
                                                                     -----------
             Total Energy........................................      3,006,176
                                                                     -----------

             FINANCE (26.2%)
    14,825   Allstate Corp.......................................        680,468
    26,550   Chubb Corp..........................................      1,831,950
    24,375   Fannie Mae..........................................      1,675,050
    30,632   J.P. Morgan Chase & Co..............................      1,151,763
    34,321   MBIA, Inc...........................................      2,021,164
    58,525   MetLife, Inc........................................      2,019,113
    35,875   SAFECO Corp.........................................      1,570,966
    43,742   St. Paul Travelers Companies, Inc...................      1,778,987
                                                                     -----------
             Total Finance.......................................     12,729,461
                                                                     -----------

             HEALTH CARE (17.5%)
    23,875   Amgen, Inc.(1)......................................      1,343,446
    12,450   Anthem, Inc.(1).....................................      1,102,821
    31,200   Guidant Corp........................................      1,965,912
    71,596   Pfizer, Inc.........................................      2,560,273

   The accompanying notes are an integral part of these financial statements.

BBH TAX-EFFICIENT EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2004 (unaudited)

  Shares                                                                 Value
  ------                                                                 -----
             COMMON STOCKS (continued)
             HEALTH CARE (continued)
    39,525   Wyeth...............................................    $ 1,504,717
                                                                     -----------
             Total Health Care...................................      8,477,169
                                                                     -----------

             RETAIL (12.6%)
    24,450   Bed, Bath & Beyond, Inc.(1).........................        907,584
    29,290   Costco Wholesale Corp.(1)...........................      1,096,911
    51,575   Family Dollar Stores, Inc...........................      1,657,620
    30,800   Kohl's Corp.(1).....................................      1,287,132
    20,054   Wal-Mart Stores, Inc................................      1,143,078
                                                                     -----------
             Total Retail........................................      6,092,325
                                                                     -----------

             SERVICES (11.9%)
    51,975   ARAMARK Corp. (Class B).............................      1,486,485
    20,989   Cox Communications, Inc.(1).........................        686,130
    22,236   SBC Communications, Inc.............................        553,676
    90,514   Time Warner, Inc.(1)................................      1,522,446
    15,715   Verizon Communications, Inc.........................        593,084
    24,526   Viacom, Inc. (Class B)..............................        947,930
                                                                     -----------
             Total Services......................................      5,789,751
                                                                     -----------

             TECHNOLOGY (11.2%)
    41,990   Dell, Inc.(1).......................................      1,457,473
    14,992   International Business Machines Corp................      1,321,845
    63,288   Microsoft Corp......................................      1,643,589
    25,976   STMicroelectronics NV...............................        565,497
    17,489   Texas Instruments, Inc..............................        438,974
                                                                     -----------
             Total Technology....................................      5,427,378
                                                                     -----------

TOTAL INVESTMENTS (Identified cost $46,845,046)(2)........   99.2%   $48,118,944
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES............    0.8        401,527
                                                            ------   -----------
NET ASSETS................................................  100.0%   $48,520,471
                                                            ======   ===========

----------
(1)   Non-income producing security.

(2) The aggregate cost for federal income tax purposes is $46,845,046, the aggregate gross unrealized appreciation is $4,781,694, and the aggregate gross unrealized depreciation is $3,507,796, resulting in net unrealized appreciation of $1,273,898.

   The accompanying notes are an integral part of these financial statements.


                                                                               3
FINANCIAL STATEMENT APRIL 30, 2004

BBH TAX-EFFICIENT EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2004 (unaudited)

ASSETS:
   Investments in securities, at value
     (identified cost $46,845,046) .............................   $ 48,118,944
   Cash ........................................................        532,508
   Receivables for:
     Dividends .................................................         45,646
     Capital stock sold ........................................         29,000
                                                                   ------------
       Total Assets ............................................     48,726,098
                                                                   ------------
LIABILITIES:
   Payables for:
     Capital stock redeemed ....................................        137,227
     Expense payment fee .......................................         68,400
                                                                   ------------
       Total Liabilities .......................................        205,627
                                                                   ------------
NET ASSETS .....................................................   $ 48,520,471
                                                                   ============
Net Assets Consist of:
   Paid-in capital .............................................   $ 60,726,113
   Undistributed net investment income .........................         24,720
   Accumulated net realized loss on investments and
     futures contracts .........................................    (13,504,260)
   Net unrealized appreciation on investments ..................      1,273,898
                                                                   ------------
Net Assets .....................................................    $48,520,471
                                                                   ============
NET ASSET VALUE AND OFFERING PRICE PER CLASS N SHARE
   ($48,520,471 / 5,275,933 shares outstanding) ................          $9.20
                                                                          =====

   The accompanying notes are an integral part of these financial statements.

BBH TAX-EFFICIENT EQUITY FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
For the six months ended April 30, 2004 (unaudited)

NET INVESTMENT INCOME:
   Income:
     Dividends and other income.................................    $    352,376
                                                                    ------------
   Expenses:
     Expense payment fee........................................         295,118
                                                                    ------------
   Net Investment Income........................................          57,258
                                                                    ------------

NET REALIZED AND UNREALIZED GAIN:
   Net realized gain on investments.............................         260,719
   Net change in unrealized appreciation on investments.........       1,225,011
                                                                    ------------
     Net Realized and Unrealized Gain...........................       1,485,730
                                                                    ------------
   Net Increase in Net Assets Resulting from Operations.........    $  1,542,988
                                                                    ============

   The accompanying notes are an integral part of these financial statements.


                                                                               5
FINANCIAL STATEMENT APRIL 30, 2004

BBH TAX-EFFICIENT EQUITY FUND
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
April 30, 2004 (unaudited)

                                                          For the six
                                                          months ended          For the
                                                         April 30, 2004        year ended
                                                           (unaudited)      October 31, 2003
                                                         --------------     ----------------
INCREASE (DECREASE) IN NET ASSETS:
   Operations:
     Net investment income ...........................   $     57,258        $    203,875
     Net realized gain (loss) on investments .........        260,719          (3,786,503)
     Net change in unrealized appreciation
       on investments ................................      1,225,011           8,990,154
                                                         ------------        ------------
     Net increase in net assets resulting from
       operations ....................................      1,542,988           5,407,526
                                                         ------------        ------------
   Dividends and distributions to Class N shareholders
     declared from net investment income: ............       (196,354)           (113,687)
                                                         ------------        ------------
   Capital stock transactions:

     Net proceeds from sales of capital stock ........      5,147,265          11,307,385
     Net asset value of capital stock issued to
       shareholders for reinvestment of distributions          88,619              85,776
     Net cost of capital stock redeemed ..............     (5,262,887)        (52,093,271)
                                                         ------------        ------------
       Net decrease in net assets resulting from
         capital stock transactions ..................        (27,003)        (40,700,110)
                                                         ------------        ------------
       Total increase (decrease) in net assets .......      1,319,631         (35,406,271)



NET ASSETS:
   Beginning of year .................................     47,200,840          82,607,111
                                                         ------------        ------------
   End of period (including undistributed net
     investment income of $24,720 and
     $163,816, respectively) .........................   $ 48,520,471        $ 47,200,840
                                                         ============        ============

   The accompanying notes are an integral part of these financial statements.

BBH TAX-EFFICIENT EQUITY FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A
CLASS N SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                                           For the period from
                                       For the six                                                           November 2, 1998
                                      months ended               For the years ended October 31,              (commencement
                                     April 30, 2004    --------------------------------------------------    of operations) to
                                       (unaudited)       2003          2002            2001        2000       October 31, 1999
                                     --------------    -------       -------         -------      -------    -----------------
Net asset value, beginning
   of period ......................      $8.94           $7.79         $9.46          $13.52       $12.80          $10.00
Income from investment
   operations:
   Net investment income

     (loss) .......................       0.01            0.04          0.01           (0.02)       (0.04)          (0.03)
   Net realized and unrealized
     gain (loss) ..................       0.29            1.12         (1.68)         (3.97)         0.76            2.83
Less dividends and
   distributions:

   From net investment income .....      (0.04)          (0.01)           --              --           --              --
   From net realized gains ........         --              --            --           (0.07)          --              --
                                       -------         -------       -------         -------      -------         -------
Net asset value, end
   of period ......................      $9.20           $8.94         $7.79           $9.46       $13.52          $12.80
                                       =======         =======       =======         =======      =======         =======
Total return ......................       3.33%        14.34%       (17.65)%        (29.65)%       5.62%          28.00%
Ratios/Supplemental data:
   Net assets, end of period
     (000's omitted) ..............    $48,520         $47,201       $82,607         $40,833      $51,765         $36,498
   Expenses as a
     percentage of
     average net assets(1) ........       1.20%(2)        1.20%         1.20%           1.20%        1.20%           1.20%(2)
   Ratio of net investment
     income (loss) to
     average net assets ...........       0.23%(2)        0.42%         0.17%          (0.21)%      (0.30)%         (0.25)%(2)
   Portfolio turnover rate ........         28%(2)          44%           33%             53%          67%             37%(2)

----------
(1) Had the expense reimbursement agreement not been in place, the ratio of expenses to average net assets would have been as follows: 1.36%(2) 1.36% 1.43% 1.46% 1.35% 1.29%(2)

(2)   Annualized.

   The accompanying notes are an integral part of these financial statements.


                                                                               7
FINANCIAL STATEMENT APRIL 30, 2004

BBH TAX-EFFICIENT EQUITY FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
April 30, 2004 (unaudited)

1. Organization and Significant Accounting Policies. BBH Tax-Efficient Equity Fund (the "Fund") is a separate, diversified series of BBH Fund, Inc. (the "Corporation"), which is registered under the Investment Company Act of 1940, as amended. The Corporation is an open-end management investment company organized under the laws of the State of Maryland on July 16, 1990. The Fund commenced operations on November 2, 1998. On February 20, 2001, the Fund's Board of Directors reclassified the Fund's outstanding shares as "Class N", and established a new class of shares designated as "Class I". As of April 30, 2004, there were no Class I shares outstanding.

      The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

      A. Valuation of Investments. (1) The value of investments listed on a securities exchange is based on the last sale price on that exchange prior to the time when assets are valued, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange; (2) unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market; (3) securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Corporation's Board of Directors; (4) short-term investments which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless this is determined not to represent fair value by the Board of Directors.

      B. Securities Lending. The Fund may lend its portfolio securities to broker-dealers, qualified banks and certain institutional investors. The loans are secured by collateral in an amount equal to at least the market value at all times of the loaned securities plus any accrued interest and dividends. During the time the securities are on loan, the Fund will continue to receive the interest and dividends or amounts equivalent thereto, on the loaned securities while receiving a fee from the borrower or earning interest on the investment of the cash collateral. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. The Fund may pay reasonable finders', administrative and custodial fees in connection with a loan of its securities and may share the interest earned on the collateral with the borrower. The Fund bears the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. There were no securities on loan as of April 30, 2004.

      C. Accounting for Investments. Security transactions are accounted for on the trade date. Realized gains and losses on security transactions are determined on the identified cost method. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date. Interest income is accrued daily.

      D. Federal Income Taxes. It is the Corporation's policy to comply with the requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The

BBH TAX-EFFICIENT EQUITY FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2004 (unaudited)

            Fund files a tax return annually using tax accounting methods required under provisions of the Code which may differ from accounting principles generally accepted in the United States of America, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported on these financial statements may differ from that reported on the Fund's tax return due to certain book-to-tax differences such as losses deferred due to "wash sale" transactions and utilization of capital loss carryforwards. These differences may result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent differences are reclassified on the Statement of Assets and
            Liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

      E.    Dividends  and   Distributions   to   Shareholders.   Dividends  and
            distributions to shareholders, if any, are paid annually and are recorded on the ex-dividend date.

2.    Transactions with Affiliates.

      Investment Advisory Fees. The Corporation has an investment advisory agreement with Brown Brothers Harriman ("BBH") for which BBH receives a fee calculated daily and paid monthly at an annual rate equivalent to 0.65% of the Fund's average daily net assets.

      Administrative Fees. The Corporation has an administrative agreement with Brown Brothers Harriman Trust Company, LLC ("BBHTC") for which it pays BBHTC a fee calculated daily and paid monthly at an annual rate equivalent to 0.15% of the Fund's average daily net assets. BBHTC has a sub-administration services agreement with Federated Services Company ("FSC") for which FSC receives compensation paid by BBHTC.

      Custody Fees. The Corporation has a custody agreement with BBH for which BBH receives a fee calculated and paid monthly. Custody fees were reduced by $2,525 as a result of an expense offset arrangement with the Fund's custodian.

      Shareholder Servicing/Eligible Institution Agreement. The Corporation has a shareholder servicing agreement and an eligible institution agreement with BBH for which BBH receives a fee calculated daily and paid monthly at an annual rate equivalent to 0.25% of Class N shares' average daily net assets.

      Securities Lending Fees. The Corporation has a security lending agreement with BBH for which BBH receives a fee for each security loaned. For the six months ended April 30, 2004, the Fund paid $392 to BBH for security lending services.

      Expense Payment Fee. BBHTC pays certain expenses of the Fund and receives a fee from the Fund, computed and paid monthly, such that after such fee the aggregate expenses will not exceed 1.20% of the Class N shares' average daily net assets. For the six months ended April 30, 2004, BBHTC incurred $337,426 in expenses, including investment advisory fees of $159,856, administrative fees of $36,890, shareholder servicing/eligible institution fees of $61,483 and custody fees of $18,847 paid to BBH on behalf of the Class N shares. The Fund's expense payment fee agreement will terminate on December 31, 2004.


                                                                               9
FINANCIAL STATEMENT APRIL 30, 2004

BBH TAX-EFFICIENT EQUITY FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2004 (unaudited)

3. Investment Transactions. For the six months ended April 30, 2004, the cost of purchases and the proceeds of sales of investment securities other than short-term investments were $7,889,112 and $6,777,083, respectively.

4. Capital Stock. The Corporation is permitted to issue 2,500,000,000 shares of capital stock, par value $.001 per share, of which 25,000,000 shares have been classified as Class N shares of the Fund and 25,000,000 shares have been classified as Class I shares of the Fund. There have been no transactions in Class I shares of capital stock as of April 30, 2004. Transactions in Class N shares of capital stock were as follows:

                                             For the six
                                             months ended        For the
                                            April 30, 2004     year ended
                                              (unaudited)    October 31, 2003
                                            --------------   ----------------
Capital stock sold..........................    557,807         1,379,335
Capital stock issued in
  connection with reinvestment
  of distributions..........................      9,891            11,023
Capital stock redeemed......................   (570,547)       (6,714,639)
                                               --------        ----------
Net decrease................................     (2,849)       (5,324,281)
                                               ========        ==========

5. Federal Income Tax Status. At October 31, 2003, the Fund, for federal income tax purposes, had a capital loss carryforward which expires as follows:

                         Expiration date                 Amount
                        ----------------              -----------

                        October 31, 2009              $ 5,289,157
                        October 31, 2010                4,027,806
                        October 31, 2011                4,270,320
                                                      -----------
                                                      $13,587,283
                                                      ===========

      These amounts may be applied against any net taxable realized gain of each succeeding year until the earlier of their utilization or expiration.

INVESTMENT ADVISER AND ADMINISTRATOR
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005

DISTRIBUTOR
EDGEWOOD SERVICES, INC.
5800 CORPORATE DRIVE
PITTSBURGH, PA 15237-7000

SHAREHOLDER SERVICING AGENT
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005
(800) 625-5759

To obtain information or make shareholder inquiries:
By telephone:                       Call 1-800-575-1265
By E-mail send your request to:     bbhfunds@bbh.com
On the internet:                    www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund. Such offering is made only by the prospectus, which includes details as to offering price and other material information.

A copy of the Fund's Proxy Voting Policy is available upon request by calling the toll-free number listed above. A text-only version of the policy can be viewed online or downloaded from the SEC at www.sec.gov.

                            [LOGO]  BROWN
                                    BROTHERS
                                    HARRIMAN

                         Brown Brothers Harriman [LOGO]

                               Semi-Annual Report
                                 APRIL 30, 2004

                       BBH BROAD MARKET FIXED INCOME FUND

BBH BROAD MARKET FIXED INCOME FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
April 30, 2004 (unaudited)


  Principal                                                             Maturity         Interest
   Amount                                                                 Date             Rate          Value
------------                                                            --------         --------      ----------

                 ASSET BACKED SECURITIES (16.2%)
$    825,000     AmeriCredit Automobile Receivables
                    Trust 2004-A4.................................      08/06/07           2.870%    $    813,719
   1,580,000     Capital One Master Trust 2001-5A.................      08/15/06           5.300        1,664,656
   1,440,000     Capital One Master Trust 2002-4A.................      05/15/07           4.900        1,507,535
   1,015,000     Capital One Multi-Asset Execution
                    Trust 2003-C4.................................      08/15/13           6.000        1,065,840
     860,000     Capital One Multi-Asset Execution
                    Trust 2003-B5.................................      08/15/13           4.790          861,189
   1,780,000     Chase Credit Card Master Trust
                    1999-3........................................      01/15/07           6.660        1,811,583
   1,240,000     Chase Manhatten Auto Owner
                    Trust 2003-A..................................      01/15/07           2.060        1,209,887
   1,280,000     Citibank Credit Card Issuance
                    Trust 2000-C1.................................      09/15/05           7.450        1,366,314
   1,040,000     Citibank Credit Card Issuance
                    Trust 2000-B1.................................      09/15/05           7.050        1,107,611
   1,255,000     CNH Equipment Trust 2003-B.......................      02/15/11           3.380        1,254,757
     745,000     Discover Card Master Trust I
                    Series 2002-2.................................      04/15/07           5.150          785,227
   1,505,000     Fleet Credit Card Master Trust II
                    2001-B........................................      12/15/08           5.600        1,591,273
   1,200,000     Harley-Davidson Motorcycle
                    Trust 2003-2..................................      02/15/11           2.070        1,187,002
   2,595,000     Honda Auto Receivables Owner
                    Trust 2004-1..................................      10/21/09           3.060        2,566,252
   1,720,000     Household Automotive Trust 2003-1................      11/17/09           2.220        1,698,601
   1,405,000     Household Automotive Trust 2003-2................      12/17/10           3.020        1,388,262
   1,460,000     Hyundai Auto Receivable
                    Trust 2003-A..................................      10/15/10           3.020        1,448,716
   1,260,000     MBNA Credit Card Master Note
                    Trust 2001-C3.................................      12/15/08           6.550        1,344,537
   1,819,134     Morgan Stanley Capital I
                    1999-WF1......................................      11/15/31           5.910        1,911,415
     950,000     Navistar Financial Corp. Owner
                    Trust 2004-A..................................      03/15/11           2.590          933,159


   The accompanying notes are an integral part of these financial statements.

BBH BROAD MARKET FIXED INCOME FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2004 (unaudited)


  Principal                                                             Maturity         Interest
   Amount                                                                 Date             Rate          Value
------------                                                            --------         --------      ----------

                 ASSET BACKED SECURITIES (continued)
$  1,440,000     Triad Auto Receivables Owner
                    Trust 2003-B..................................      12/13/10           3.200%    $  1,429,986
   2,110,000     WFS Financial Owner Trust
                    2003-3........................................      05/20/11           3.250        2,102,043
                                                                                                     ------------
                 Total Asset Backed Securities
                 (Identified cost $31,235,948)....................                                     31,049,564
                                                                                                     ------------

                 COLLATERALIZED MORTGAGE
                 BACKED SECURITIES (1.9%)
     500,000     Centex Home Equity 2004-A........................      08/25/32           4.510          494,013
   1,540,000     GMAC Mortgage Corp. Loan
                    Trust 2003-HE2................................      06/25/25           3.140        1,541,266
   1,600,000     Residential Asset Securities
                    Corp. 2002-KS8................................      03/25/27           3.690        1,616,345
                                                                                                     ------------
                 Total Collateralzied Mortgage
                 Backed Securities
                 (Identified cost $3,686,102).....................                                      3,651,624
                                                                                                     ------------

                 CORPORATE BONDS (39.8%)
   1,420,000     ABN Amro Bank NV (Chicago).......................      06/18/07           7.125        1,572,991
     350,000     Adelphia Communications Corp.(1).................      03/01/07           9.875          378,000
     300,000     Airgas, Inc. ....................................      10/01/11           9.125          339,000
     450,000     AKI, Inc. .......................................      07/01/08          10.500          468,000
     775,000     Alcoa, Inc.......................................      08/01/10           7.375          890,948
     765,000     Alliant Energy Corp..............................      12/01/11           7.000          850,639
     250,000     Allied Waste North America, Inc.(2)..............      02/15/14           6.125          235,625
     350,000     ALLTEL Corp......................................      09/15/05           6.750          370,478
     210,000     Altria Group, Inc................................      11/04/13           7.000          223,544
     250,000     AMC Entertainment, Inc.(2).......................      03/01/14           8.000          245,000
     500,000     Aristar, Inc.....................................      06/15/06           7.250          546,309
     440,000     AT&T Corp........................................      11/15/11           8.050          482,796
     525,000     AT&T Wireless Services, Inc......................      03/01/11           7.875          604,704
     700,000     AXA Financial, Inc...............................      08/01/10           7.750          810,716
     300,000     Bavaria SA(2)....................................      11/01/10           8.875          300,000
     500,000     BB&T Corp........................................      10/01/12           4.750          491,481
     880,000     Bear Stearns & Co., Inc..........................      12/07/09           7.625        1,016,140


   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT  APRIL 30, 2004                                            3

BBH BROAD MARKET FIXED INCOME FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2004 (unaudited)


  Principal                                                             Maturity         Interest
   Amount                                                                 Date             Rate          Value
------------                                                            --------         --------      ----------

                 CORPORATE BONDS (continued)
$  1,000,000     Boeing Capital Corp. ............................      09/27/10           7.375%    $  1,137,651
     680,000     Brascan Corp.....................................      06/15/12           7.125          742,132
     212,000     BWAY Corp........................................      10/15/10          10.000          228,960
     300,000     Calpine Canada Holdings, Ltd.....................      05/01/08           8.500          211,500
     895,000     Capital One Bank.................................      02/01/06           6.875          954,186
      25,000     CB Browning Ferris ..............................      09/15/35           7.400           23,125
   1,000,000     Cendant Corp.....................................      01/15/08           6.250        1,080,054
     740,000     Centex Corp. ....................................      02/01/11           7.875          849,236
     200,000     Charter Communications
                    Operating LLC(2)..............................      04/30/12           8.000          197,000
     200,000     Chattem, Inc.(2).................................      03/01/14           7.000          195,000
   1,000,000     Cia Brasileria de Bebidas(2).....................      09/15/13           8.750        1,057,500
     610,000     Cincinnati Gas & Electric Co.....................      09/15/12           5.700          630,383
   1,175,000     CIT Group, Inc...................................      11/03/08           3.875        1,160,269
   1,000,000     Comcast Cable Communications, Inc................      11/15/08           6.200        1,074,256
     480,000     Commerce Group, Inc..............................      12/09/13           5.950          481,707
     690,000     Computer Science Corp. ..........................      06/15/11           7.375          789,969
     650,000     ConAgra Foods, Inc...............................      09/15/10           7.875          757,367
     710,000     Constellation Energy Group, Inc..................      04/01/07           6.350          762,953
     800,000     Countrywide Home Loans, Inc. ....................      12/19/07           4.250          813,139
     415,000     Cox Communications, Inc..........................      10/01/12           7.125          459,579
     740,000     Credit Suisse First Boston
                    (USA), Inc....................................      01/15/12           6.500          808,279
     385,000     CSC Holdings, Inc................................      10/01/07          11.750          403,288
     200,000     CSC Holdings, Inc.(2)............................      04/15/12           6.750          198,500
     300,000     DaimlerChrysler NA Holdings......................      11/15/13           6.500          309,441
     440,000     Deutsche Telekom International
                    Finance BV....................................      06/15/10           8.500          519,893
     680,000     Dial Corp .......................................      08/15/06           7.000          738,225
     230,000     Dollar Financial Group, Inc......................      11/15/11           9.750          247,250
     900,000     Dominion Resources, Inc..........................      08/01/33           5.250          870,919
     400,000     Duke Energy Field Services Corp. ................      11/15/06           5.750          422,342
   1,455,000     Ford Motor Credit Co.............................      02/01/06           6.875        1,540,083
   1,500,000     Ford Motor Credit Co.............................      10/01/13           7.000        1,542,645
     300,000     Fort James Corp..................................      11/15/21           9.250          343,500
     355,000     France Telecom SA ...............................      03/01/11           8.750          419,680

   The accompanying notes are an integral part of these financial statements.

BBH BROAD MARKET FIXED INCOME FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2004 (unaudited)


  Principal                                                             Maturity         Interest
   Amount                                                                 Date             Rate          Value
------------                                                            --------         --------      ----------

                 CORPORATE BONDS (continued)
$  1,890,000     General Electric Capital Corp....................      06/15/12           6.000%    $  2,015,277
   2,190,000     General Motors Acceptance Corp. .................      08/28/07           6.125        2,314,191
     670,000     General Motors Acceptance Corp. .................      12/10/07           4.375          669,700
   1,140,000     General Motors Acceptance Corp...................      08/28/12           6.875        1,188,630
     490,000     Goodrich Corp....................................      12/15/12           7.625          558,816
     500,000     Halliburton Co.(2),(3)...........................      01/26/07           1.920          499,344
     200,000     Hornbeck Offshore Services, Inc..................      08/01/08          10.625          219,500
   1,000,000     Household Finance Corp.  ........................      01/30/07           5.750        1,064,983
     255,000     Illinois Power Co................................      12/15/10          11.500          302,175
   1,600,000     International Lease Finance Corp.................      01/23/08           3.300        1,565,910
     520,000     International Paper Co...........................      10/30/12           5.850          536,829
     300,000     Jacuzzi Brands, Inc..............................      07/01/10           9.625          336,000
     500,000     John Hancock Financial
                    Services, Inc.................................      12/01/08           5.625          531,655
     300,000     John Q. Hammons Hotels, Inc......................      05/15/12           8.875          330,000
     100,000     KCS Energy, Inc.(2)..............................      04/01/12           7.125          100,000
     840,000     Kinder Morgan, Inc...............................      03/15/11           6.750          918,790
     600,000     Korea Development Bank...........................      03/02/09           3.875          583,538
   1,700,000     Lehman Brothers Holdings ........................      02/01/08           7.000        1,893,555
     300,000     Lennar Corp.(3)..................................      03/19/09           1.860          299,637
     908,000     Lowe's Co., Inc. ................................      06/01/10           8.250        1,089,659
   1,415,000     MBNA America Bank NA.............................      06/15/12           6.625        1,545,981
     480,000     Merrill Lynch & Co., Inc.........................      02/03/14           5.000          466,267
   1,240,000     MetLife, Inc.....................................      12/01/11           6.125        1,341,162
     170,000     Mirant America LLC...............................      05/01/06           7.625          124,100
   1,000,000     Morgan Stanley...................................      04/01/14           4.750          934,290
     600,000     Motorola, Inc....................................      11/15/10           7.625          678,523
     455,000     News America, Inc................................      01/09/08           6.625          496,549
     300,000     NiSource Finance Corp............................      11/01/06           3.200          300,048
     300,000     Offshore Logistics, Inc. ........................      06/15/13           6.125          285,000
     370,000     Orion Power Holdings, Inc. ......................      05/01/10          12.000          455,100
     300,000     Owens-Brockway Glass
                    Container, Inc................................      02/15/09           8.875          325,875
     340,000     Pacific Gas & Electric Co........................      03/01/14           4.800          325,306
     540,000     Pemex Project Funding
                    Master Trust..................................      08/15/08           6.125          561,600


   The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENT  APRIL 30, 2004                                            5

BBH BROAD MARKET FIXED INCOME FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2004 (unaudited)


  Principal                                                             Maturity         Interest
   Amount                                                                 Date             Rate          Value
------------                                                            --------         --------      ----------

                 CORPORATE BONDS (continued)
$    255,000     Pemex Project Funding
                    Master Trust..................................      12/15/14           7.375%    $    266,475
     300,000     Petrobras International Finance Co...............      07/02/13           9.125          300,750
     300,000     Pinnacle Entertainment, Inc......................      10/01/13           8.750          303,000
   1,010,000     PNC Funding Corp.................................      08/01/06           5.750        1,071,975
     320,000     Resorts International Hotel
                    & Casino......................................      03/15/09          11.500          356,800
     170,000     Riviera Holdings Corp............................      06/15/10          11.000          181,050
     250,000     Royal Caribbean Cruises, Ltd.....................      12/01/13           6.875          250,625
   1,150,000     Safeway, Inc.....................................      11/01/08           4.125        1,136,999
     440,000     Sempra Energy ...................................      02/01/13           6.000          459,683
     392,000     Service Corp. International .....................      06/01/06           7.200          416,500
     650,000     Simon Property Group LP..........................      06/15/08           7.000          713,847
     650,000     SLM Corp.........................................      05/15/14           5.375          648,662
     170,000     Sonat, Inc.......................................      02/01/08           6.625          151,300
     415,000     Southwestern Electric Power Co...................      07/01/05           4.500          425,221
     380,000     Sprint Capital Corp. ............................      05/01/19           6.900          393,235
     250,000     Stone Container Corp.............................      07/01/12           8.375          268,750
     670,000     Sun Microsystems, Inc............................      08/15/04           7.350          679,306
     800,000     Sunoco, Inc......................................      04/01/11           6.750          874,939
     290,000     SuperValu, Inc...................................      08/01/09           7.875          332,853
     300,000     Tennessee Gas Pipeline Co........................      06/15/32           8.375          307,500
   1,035,000     Textron Financial Corp...........................      06/01/07           5.875        1,115,916
     600,000     Time Warner, Inc.................................      04/15/11           6.750          652,841
     500,000     United Rentals North America, Inc.(2)............      02/15/14           7.000          465,000
     565,000     USX Corp.........................................      02/01/06           6.650          603,298
     650,000     Valero Energy Corp...............................      04/15/12           6.875          718,764
     860,000     Verizon New York, Inc............................      04/01/12           6.875          940,635
     975,000     Vodafone Group, Plc..............................      02/15/05           7.625        1,018,372
   1,100,000     Washington Mutual, Inc...........................      01/15/09           4.000        1,084,140
   1,000,000     Weyerhaeuser Co..................................      08/01/06           6.000        1,060,587
     130,000     William Carter Co................................      08/15/11          10.875          149,500
     170,000     Williams Companies, Inc..........................      02/01/06           6.250          176,375
       8,000     WMX Technologies, Inc............................      01/24/05           2.000            7,690
     960,000     Wyeth............................................      03/15/11           6.950        1,061,037


   The accompanying notes are an integral part of these financial statements.

BBH BROAD MARKET FIXED INCOME FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2004 (unaudited)


  Principal                                                             Maturity         Interest
   Amount                                                                 Date             Rate          Value
------------                                                            --------         --------     -----------

$  1,060,000     York International Corp..........................      08/15/06           6.625%    $  1,125,486
                                                                                                     ------------
                 Total Corporate Bonds
                 (Identified cost $74,434,338)....................                                     76,373,483
                                                                                                     ------------

                 FOREIGN GOVERNMENT BOND (0.3%)
     480,000     United Mexican States
                 (Identified cost $475,671) ......................      01/16/13           6.375          486,000
                                                                                                     ------------

                 MUNICIPAL BONDS  (3.9%)
     660,000     California State Health Facilities
                    Financing Authority...........................      07/01/26           4.450          661,934
   2,000,000     Golden State Tobacco Securitization
                    Corp., California.............................      06/01/11           5.000        2,066,000
   1,500,000     Golden State Tobacco Securitization
                    Corp., California.............................      06/01/12           5.000        1,530,030
   1,000,000     Richmond County, Georgia,
                    Development Authority.........................      11/01/27           5.750        1,008,420
   2,000,000     Tobacco Settlement Financing
                    Corp., New York...............................      06/01/21           5.500        2,126,660
                                                                                                     ------------
                 Total Municipal Bonds
                 (Identified cost $7,461,273).....................                                      7,393,044
                                                                                                     ------------

                 U.S. GOVERNMENT AGENCY (27.4%)
   2,000,000     Federal Home Loan Bank...........................      10/13/06           2.100        1,967,306
   3,000,000     Federal Home Loan Mortgage Corp..................      03/29/07           2.400        2,946,243
   1,438,574     Federal Home Loan Mortgage Corp..................      12/15/30           6.500        1,487,491
   3,000,000     Federal National Mortgage Assoc..................      08/15/08           3.250        2,939,781
   2,000,000     Federal National Mortgage Assoc..................      09/02/08           4.000        1,999,432
   5,000,000     Federal National Mortgage Assoc..................      02/15/09           3.250        4,842,775
     915,795     Federal National Mortgage Assoc..................      04/25/12           6.500          923,295
   1,095,000     Federal National Mortgage Assoc..................      04/25/15           5.500        1,128,609
   2,396,106     Federal National Mortgage Assoc..................      07/01/18           4.500        2,361,541
   3,975,389     Federal National Mortgage Assoc..................      08/01/18           4.500        3,918,041
   2,279,355     Federal National Mortgage Assoc..................      10/01/18           5.500        2,340,692
   2,957,192     Federal National Mortgage Assoc..................      11/01/18           4.500        2,914,533
   1,550,000     Federal National Mortgage Assoc..................      04/15/28           4.500        1,544,743
     447,915     Federal National Mortgage Assoc..................      09/25/30           6.500          455,227

   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT  APRIL 30, 2004                                            7

BBH BROAD MARKET FIXED INCOME FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2004 (unaudited)


  Principal                                                             Maturity         Interest
   Amount                                                                 Date             Rate          Value
------------                                                            --------         --------     -----------

                 U.S. GOVERNMENT AGENCY (continued)
$  4,216,321     Federal National Mortgage Assoc. ................      11/01/32           6.000%    $  4,315,298
   1,929,125     Federal National Mortgage Assoc. ................      04/01/33           6.000        1,974,351
   1,789,945     Federal National Mortgage Assoc. ................      01/01/34           5.500        1,787,166
     750,000     Federal National Mortgage Assoc. ................      05/01/34           7.000          792,891
   3,345,000     Federal National Mortgage Assoc. ................      05/01/34           6.000        3,421,306
     747,006     FHLMC Gold Guaranteed ...........................      08/01/32           6.500          778,021
     885,817     FHLMC Gold Guaranteed ...........................      03/01/33           6.000          906,645
     670,700     FHLMC Gold Guaranteed ...........................      11/01/33           5.000          650,758
   6,145,796     FHLMC Gold Guaranteed ...........................      03/01/34           5.500        6,141,475
                                                                                                     ------------
                 Total U.S. Government Agency
                 (Identified cost $53,170,038) ...................                                     52,537,620
                                                                                                     ------------
                 U.S. TREASURY NOTES AND BONDS (10.9%)
   2,000,000     U.S. Treasury Notes .............................      09/30/05           1.625        1,992,266
     822,840     U.S. Treasury Notes (TIPS)(4)....................      01/15/07           3.375          887,253
     553,474     U.S. Treasury Notes (TIPS) ......................      01/15/10           4.250          637,058
   4,760,000     U.S. Treasury Notes .............................      11/15/13           4.250        4,669,636
  11,500,000     U.S. Treasury Bonds .............................      08/15/23           6.250       12,778,478
                                                                                                     ------------
                 Total U.S. Treasury Notes and Bonds
                 (Identified cost $21,348,494) ...................                                     20,964,691
                                                                                                     ------------
                 REPURCHASE AGREEMENT (0.9%)
   1,800,000     Bear Stearns & Co., Inc. (Agreement
                 dated 4/30/04 collateralized by
                 U.S. Treasury Strips 3.416%,
                 due 5/15/2008; $1,800,137 to be
                 received upon maturity
                 (Identified cost $1,800,000) ....................      05/03/04           0.910        1,800,000
                                                                                                     ------------

TOTAL INVESTMENTS (Identified cost $193,611,864)(5).............................           101.3%    $194,256,026
LIABILITIES IN EXCESS OF OTHER ASSETS...........................................            (1.3)      (2,498,796)
                                                                                                     ------------
NET ASSETS......................................................................           100.0%    $191,757,230
                                                                                                     ============

----------
(1) Defaulted security, Fund is not currently accruing income on security.

(2) 144A security.

(3) Variable rate instrument. Interest rates change on specific date (such as a coupon or interest payment date). The yield shown represents the April 30, 2004 coupon rate.

(4) Security held as collateral on futures contracts.

(5) The aggregate cost for federal income tax purposes is $193,611,864, the aggregate gross unrealized appreciation is $2,760,418, and the aggregate gross unrealized depreciation is $2,116,256, resulting in net unrealized appreciation of $644,162.

(TIPS) - Treasury Inflation Protected Security.

   The accompanying notes are an integral part of these financial statements.

BBH BROAD MARKET FIXED INCOME FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2004 (unaudited)


ASSETS:
   Investment in securities, at value (identified cost $193,611,864)..........................       $194,256,026
   Cash  .....................................................................................            973,644
   Receivables for:
      Investments sold........................................................................          2,230,188
      Interest and other receivables..........................................................          2,090,909
      Variation margin on futures contracts...................................................             15,936
                                                                                                     ------------
         Total Assets.........................................................................        199,566,703
                                                                                                     ------------

LIABILITIES:
   Payables for:
      Investments purchased...................................................................          5,587,692
      Capital stock redeemed..................................................................          1,088,493
      Swap agreements.........................................................................          1,019,400
      Expense payment fee.....................................................................            113,888
                                                                                                     ------------
         Total Liabilities....................................................................          7,809,473
                                                                                                     ------------
NET ASSETS....................................................................................       $191,757,230
                                                                                                     ============
Net Assets Consist of:
   Paid-in capital............................................................................       $189,591,179
   Distributions in excess of net investment income...........................................           (310,538)
   Accumulated net realized gain on investments
      and futures contracts...................................................................          1,288,709
   Net unrealized appreciation on investments and
      futures contracts.......................................................................          1,187,880
                                                                                                     ------------
Net Assets....................................................................................       $191,757,230
                                                                                                     ============
NET ASSET VALUE AND OFFERING PRICE PER SHARE
CLASS N SHARES
   ($113,771,807 / 11,003,634 shares outstanding).............................................             $10.34
                                                                                                           ======
CLASS I SHARES
   ($77,985,423 / 7,541,064 shares outstanding) ..............................................             $10.34
                                                                                                           ======


   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT  APRIL 30, 2004                                            9

BBH BROAD MARKET FIXED INCOME FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
For the six months ended April 30, 2004 (unaudited)


NET INVESTMENT INCOME:
   Income:
      Interest (net of withholding taxes of $5,366)...........................................        $ 4,725,407
      Security lending income.................................................................              2,452
                                                                                                      -----------
         Total Income.........................................................................          4,727,859
                                                                                                      -----------
   Expenses:
      Expense payment fee.....................................................................            486,936
                                                                                                      -----------
   Net Investment Income......................................................................          4,240,923
                                                                                                      -----------
NET REALIZED AND UNREALIZED LOSS:
   Net realized gain on investments and futures contracts.....................................          1,641,653
   Net change in unrealized appreciation (depreciation)
      on investments and futures contacts.....................................................         (2,723,381)
                                                                                                      -----------
         Net Realized and Unrealized Loss.....................................................         (1,081,728)
                                                                                                      -----------
   Net Increase in Net Assets Resulting from Operations.......................................        $ 3,159,195
                                                                                                      ===========

   The accompanying notes are an integral part of these financial statements.

BBH BROAD MARKET FIXED INCOME FUND
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                For the six
                                                                                months ended           For the
                                                                               April 30, 2004        year ended
                                                                                 (unaudited)      October 31, 2003
                                                                               --------------     ----------------
INCREASE (DECREASE) IN NET ASSETS:
   Operations:
      Net investment income............................................         $  4,240,923        $ 10,990,954
                                                                                ------------        ------------
      Net realized gain on investments and
         futures contracts.............................................            1,641,653           1,585,351
      Net change in unrealized appreciation
         (depreciation) on investments and
         futures contracts.............................................           (2,723,381)          4,568,118
                                                                                ------------        ------------
      Net increase in net assets resulting
         from operations...............................................            3,159,195          17,144,423
                                                                                ------------        ------------

   Dividends and distributions declared:
      From net investment income
      Class N..........................................................           (2,590,528)         (5,844,131)
      Class I..........................................................           (1,954,544)         (5,165,161)
      From net realized gains
      Class N..........................................................           (1,654,504)                --
      Class I..........................................................           (1,262,087)                --
                                                                                ------------        ------------
         Total dividends and distributions declared:...................           (7,461,663)        (11,009,292)
                                                                                ------------        ------------

Capital stock transactions:
   Net proceeds from sales of capital stock............................           26,316,066         159,148,350
   Net asset value of capital stock issued to
      shareholders for reinvestment of
      dividends and distributions......................................            2,528,703           2,884,632
   Net cost of capital stock redeemed..................................          (34,350,668)        (61,055,099)
                                                                                ------------        ------------
      Net increase (decrease) in net assets
         resulting from capital stock transactions.....................           (5,505,899)        100,977,883
                                                                                ------------        ------------
      Total increase (decrease) in net assets..........................           (9,808,367)        107,113,014

NET ASSETS:
   Beginning of year...................................................          201,565,597          94,452,583
                                                                                ------------        ------------
   End of period (including distributions in
      excess of net investment income of
      $310,538 and $6,389, respectively)...............................         $191,757,230        $201,565,597
                                                                                ============        ============


   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT  APRIL 30, 2004                                           11

BBH BROAD MARKET FIXED INCOME FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
Selected per share data and ratios for a Class N share outstanding throughout each period







                                                                                                        For the
                                                                                                      period from
                                              For the six                                          December 22, 2000
                                             months ended     For the years ended October 31,        (commencement
                                            April 30, 2004    -------------------------------      of operations) to
                                              (unaudited)        2003               2002            October 31, 2001
                                            --------------    ----------        -------------      -----------------
Net asset value, beginning of period .....      $10.57          $10.25             $10.43                $10.00
Income from investment operations:
   Net investment income .................        0.22 (1)        0.59 (1)           0.46                  0.43
   Net realized and unrealized
     gain (loss) .........................       (0.05)           0.33              (0.19)                 0.46

Less dividends and distributions:
   From net investment income.............       (0.24)          (0.60)             (0.45)                (0.39)
   From net realized gains ...............       (0.16)             --                 --                    --
   Return of capital .....................          --              --                 --                 (0.07)
                                              --------        --------            -------               -------
Net asset value, end of period ...........      $10.34          $10.57             $10.25                $10.43
                                              ========        ========            =======               =======
Total return .............................        1.53%           9.33%              2.39%                 9.01%

Ratios/Supplemental data:
   Net assets, end of period
     (000's omitted)......................    $113,772        $114,592            $94,453               $56,972
   Expenses as a percentage of
     average net assets(2)................        0.55%(3)        0.55%              0.55%                 0.55%(3)
   Ratio of net investment income
     to average net assets................        4.15%(3)        5.55%              4.30%                 4.99%(3)
   Portfolio turnover rate ...............         237%(3)         249%(4)            416%(5)               413%(3),(5)

----------
(1) Calculated using average shares outstanding for the year.

(2) Had the expense payment agreement not been in place, the ratio of expenses to average net assets would have been as follows:
                                                  0.61%(3)        0.62%              0.70%                 0.74%(3)

(3) Annualized.

(4) Portfolio turnover rate is a weighted average of the Fund's portfolio turnover and that of the Portfolio in which the Fund invested through December 3, 2002.

(5) Portfolio turnover rate is that of the Portfolio in which the Fund invested.


   The accompanying notes are an integral part of these financial statements.

BBH BROAD MARKET FIXED INCOME FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected per share data and ratios for a Class I share outstanding throughout each period



                                                                                          For the period from
                                                                      For the six          December 3, 2002
                                                                     months ended          (commencement of
                                                                    April 30, 2004          operations) to
                                                                      (unaudited)          October 31, 2003
                                                                    --------------        -------------------
Net asset value, beginning of period ...........................         $10.57                  $10.22
Income from investment operations:
   Net investment income .......................................           0.23 (1)                0.53 (1)
   Net realized and unrealized gain (loss) .....................          (0.06)                   0.34

Less dividends and distributions:
   From net investment income...................................          (0.24)                  (0.52)
   From net realized gains .....................................          (0.16)                     --
                                                                        -------                 -------
Net asset value, end of period .................................         $10.34                  $10.57
                                                                        =======                 =======
Total return ...................................................           1.59%                   9.48%

Ratios/Supplemental data:
   Net assets, end of period (000's omitted) ...................        $77,985                 $86,973
   Expenses as a percentage of average net assets(2) ...........           0.40%(3)                0.40%(3)
   Ratio of net investment income to average net assets ........           4.37%(3)                5.42%(3)
   Portfolio turnover rate .....................................            237%(3)                 249%(3),(4)

----------
(1) Calculated using average shares outstanding for the year.

(2) Had the expense payment agreement not been in place, the ratio of expenses to average net assets would have been as follows:
                                                                           0.46%(3)                0.46%(3)
(3) Annualized.

(4) Portfolio turnover rate is a weighted average of the Fund's portfolio turnover and that of the Portfolio in which the Fund invested through December 3, 2002.



   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT  APRIL 30, 2004                                           13

BBH BROAD MARKET FIXED INCOME FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
April 30, 2004 (unaudited)

1. Organization and Significant Accounting Policies. BBH Broad Market Fixed Income Fund (the "Fund") is a separate diversified series of BBH Fund, Inc. (the "Corporation"), which is registered under the Investment Company Act of 1940, as amended. The Corporation is an open-end management investment company organized under the laws of the State of Maryland on July 16, 1990. The Fund commenced operations on December 22, 2000. On August 6, 2002, the Fund's Board of Directors reclassified the Fund's outstanding shares as "Class N", and established a new class of shares designated as "Class I". Class N and Class I shares have different operating expenses. Neither Class N shares nor Class I shares convert to any other class of the Fund.

   Prior to December 3, 2002, the Fund invested substantially all of its assets in the BBH Broad Market Fixed Income Portfolio (the "Portfolio"), a diversified, open-end management investment company having the same investment objectives as the Fund. On December 3, 2002, the Fund received its pro rata share of cash and securities from the Portfolio in a complete liquidation of its interest in the Portfolio. Subsequent to December 3, 2002, the Fund invests directly in securities rather than through the Portfolio and maintains the same investment objective.

   The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

   A. Valuation of Investments. Bonds and other fixed income securities (other than short-term obligations but including listed issues) are valued on the basis of valuations furnished by a pricing service, use of which has been approved by the Board of Directors. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities.

      Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Fund's Board of Directors. Short-term investments which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless this is determined not to represent fair value by the Board of Directors.

   B. Accounting for Investments. Investment transactions are accounted for on the trade date. Realized gains and losses, if any, from investment transactions are determined on the basis of identified cost. Interest income is accrued daily and consists of interest accrued, discount earned (including both original issue and market discount) and premium amortization on the investments of the Fund. Prior to December 3, 2002, the Fund recorded its share of income, expenses, realized and unrealized gain and loss from the Portfolio each day. In addition, the Fund accrued its own expenses.

BBH BROAD MARKET FIXED INCOME FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2004 (unaudited)

   C. Federal Income Taxes. It is the Corporation's policy to comply with the requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Code which may differ from accounting principles generally accepted in the United States of America, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported on these financial statements may differ from that reported on the Fund's tax return due to certain book-to-tax timing differences such as losses deferred due to "wash sale" transactions and utilization of capital loss carryforwards. These differences result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent differences are reclassified on the Statement of Assets & Liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

   D. Swap Agreement. The Fund may enter into swap agreements. A swap is an exchange of cash payments between the Fund and another party which is based on a specific financial index. Cash payments are exchanged at specified intervals and the expected income or expense is recorded on an accrual basis. The value of the swap is adjusted daily and the change in value is recorded as unrealized appreciation or depreciation. Risks may arise upon entering into these agreements from the potential inability of counter parties to meet the terms of their contract and from unanticipated changes in the value of the financial index on which the swap agreement is based. The Fund may use swaps for both hedging and non-hedging purposes. For hedging purposes, the Fund may use swaps to reduce its exposure to interest and foreign exchange rate fluctuations. For non-hedging purposes, the Fund may use swaps to take a position on anticipated changes in the underlying financial index.

   E. Forward Foreign Currency Exchange Contracts. The Fund may enter into forward Foreign currency exchange contracts ("contracts") in connection with planned purchases or sales of securities, to hedge the U.S. dollar value of Fund securities denominated in a particular currency, or to increase or shift its exposure to a currency other than U.S. dollars. The Fund has no specific limitation on the percentage of assets which may be committed to these types of contracts. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The U.S. dollar values of foreign currency underlying all contractual commitments held by the Fund are determined using forward currency exchange rates supplied by a quotation service.

   F. Securities Lending. The Fund may lend its portfolio securities to broker-dealers, qualified banks and certain institutional investors. The loans are secured by collateral in an amount equal to at least the market value at all times of the loaned securities plus any accrued interest and dividends. During the time the securities are on loan, the Fund will continue to receive the interest and dividends or amounts equivalent thereto, on the loaned securities while receiving a fee from the borrower or earning interest on the investment of the cash collateral. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. The Fund may pay reasonable finders', adminis-

FINANCIAL STATEMENT  APRIL 30, 2004                                           15

BBH BROAD MARKET FIXED INCOME FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2004 (unaudited)

      trative and custodial fees in connection with a loan of its securities and may share the interest earned on the collateral with the borrower. The Fund bears the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. There were no securities on loan as of April 30, 2004.

   G. Dividends and Distributions to Shareholders. Dividends to shareholders are paid monthly and are recorded on the ex-dividend date. Distributions from net capital gains, if any, are paid annually and are recorded on the ex-dividend date.

2. Transactions with Affiliates.

   Investment Advisory Fees. Effective December 3, 2002, the Fund entered into an investment advisory agreement with Brown Brothers Harriman ("BBH") for which it pays BBH a fee calculated and paid monthly at an annual rate equivalent to 0.20% of the Fund's average daily net assets.

   Administrative Fees. The Corporation has an administration agreement with Brown Brothers Harriman Trust Company, LLC ("BBHTC"). Effective December 3, 2002, BBHTC receives a fee from the Fund for administration services calculated daily and paid monthly at an annual rate equivalent to 0.10% of the Funds average daily net assets. Prior to December 3, 2002, BBHTC received a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.075% of the Fund's average daily net assets. BBHTC has a sub-administration services agreement with Federated Service Company ("FSC") for which FSC receives compensation paid by BBHTC.

   Shareholder Servicing/Eligible Institution Agreement. The Corporation has a shareholder servicing agreement and an eligible institution agreement with BBH. Effective December 3, 2002, BBH receives a fee from the Fund for such services calculated daily and paid monthly at an annual rate equivalent to 0.15% of Class N shares' average daily net assets. Prior to December 3, 2002, BBH received a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.05% of the Fund's average daily net assets.

   Custody Fees. The Fund has entered into an amended custody agreement with BBH for which BBH receives a fee calculated and paid monthly. Custody fees for the Fund were reduced by $1,383 as a result of an expense offset arrangement with the Fund's custodian.

   Securities Lending Fees. The Corporation has a security lending agreement with BBH for which BBH receives a fee for each security loaned. For the six months ended April 30, 2004, the Fund paid $1,993 to BBH for security lending services.

   Expense Payment Fee. BBHTC pays certain expenses of the Fund and receives a fee from the Fund, computed and paid monthly, such that after such fee the aggregate expenses will not exceed 0.55% of Class N shares' average daily net assets and 0.40% of Class I shares' average daily net assets. For the six months ended April 30, 2004, BBHTC incurred $549,056 in expenses, including investment advisory fees of $199,971, administrative fees of $99,986, shareholder servicing/eligible institution fees specific to class N of $86,994 and custody fees of $83,297 on behalf of the Fund. The Fund's expense payment fee agreement will terminate on December 31, 2004.

BBH BROAD MARKET FIXED INCOME FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2004 (unaudited)

3. Investment Transactions. For the six months ended April 30, 2004, the cost of purchases and the proceeds of sales of investment securities other than short-term investments were $233,072,384 and $247,055,177, respectively.

4. Capital Stock. The Corporation is permitted to issue 2,500,000,000 shares of capital stock, par value $.001 per share, of which 25,000,000 shares have been classified as Class N shares of the Fund and 25,000,000 have been classified as Class I Shares of the Fund. Transactions in shares of capital stock were as follows:


                                                     SHARES                                 AMOUNT
                                       For the six                             For the six
                                      months ended            For the          months ended           For the
                                     April 30, 2004         year ended        April 30, 2004        year ended
                                       (unaudited)       October 31, 2003       (unaudited)      October 31, 2003
                                     --------------      ----------------     --------------     ----------------
Class N
Capital stock sold.................     1,333,983            3,679,531         $ 14,116,066        $ 38,852,076
Capital stock issued in
   connection with
   reinvestment of
   dividends.......................        80,246               75,814              842,038             799,462
Capital stock redeemed.............    (1,251,974)          (2,130,466)         (13,255,668)        (22,465,038)
                                       ----------           ----------          -----------        ------------
Net increase.......................       162,255            1,624,879          $ 1,702,436        $ 17,186,500
                                       ==========           ==========          ===========        ============



                                                             For the                                 For the
                                                           period from                             period from
                                                         December 3, 2002                        December 3, 2002
                                       For the six        (commencement         For the six        (commencement
                                      months ended        of operations)        months ended       of operations)
                                     April 30, 2004           through         April 30, 2004          through
                                       (unaudited)       October 31, 2003       (unaudited)      October 31, 2003
                                     --------------      ----------------     --------------     ----------------
Class I
Capital stock sold.................     1,147,522           11,695,698         $ 12,200,000        $120,296,274
Capital stock issued in
   connection with
   reinvestment of
   dividends.......................       160,658              197,424            1,686,665           2,085,170
Capital stock redeemed.............    (1,996,000)          (3,664,238)         (21,095,000)        (38,590,061)
                                       ----------           ----------         ------------        ------------
Net increase (decrease)............      (687,820)           8,228,884         $ (7,208,335)       $ 83,791,383
                                       ==========           ==========         ============        ============


FINANCIAL STATEMENT  APRIL 30, 2004                                           17

BBH BROAD MARKET FIXED INCOME FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2004 (unaudited)

5. Financial Futures Contracts. As of April 30, 2004, the Fund held open futures contracts. The contractual amount of the futures contracts represents the investment the Fund has in a particular contract and does not necessarily represent the amounts potentially subject to risk. The measurement of risk associated with futures contracts is meaningful only when all related and offsetting transactions are considered. A summary of obligations under open futures contracts at April 30, 2004, is as follows:


                                                                        Base Contract         Unrealized
Position     Expiration Date       Contracts        Note/Bond               Value            Appreciation
--------     ---------------       ---------     ----------------       -------------        ------------
Short         June 18, 2004           170        US Treasury Note        $18,785,000           $543,718



   As of April 30, 2004, the Fund had segregated sufficient cash and/or securities to cover the base contract value of open futures contracts.

6. Swap Agreement. At April 30, 2004, the Fund had the following open swap agreement.


  Notional                                                                                          Amount Due
  Amount                                          Description                                        to Broker
-----------                                       -----------                                        ---------
$20,000,000                         Agreement with Merrill Lynch terminating
                                    June 1, 2004 to pay 1 month LIBOR plus
                                    0.50% monthly and to receive the return
                                    on the Lehman Brothers CMBS Index monthly.                       $1,019,400


   LIBOR - London Interbank Offered Rate

   As of April 30, 2004, the Fund had segregated sufficient cash and/or securities to cover the notional amount of the swap agreement.

INVESTMENT ADVISER AND ADMINISTRATOR
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005

DISTRIBUTOR
EDGEWOOD SERVICES, INC.
5800 CORPORATE DRIVE
PITTSBURGH, PA 15237-7000

SHAREHOLDER SERVICING AGENT
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005
(800) 625-5759

To obtain information or make shareholder inquiries:
By telephone:                                   Call 1-800-575-1265
By E-mail send your request to:                 bbhfunds@bbh.com
On the internet:                                www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund. Such offering is made only by the prospectus, which includes details as to offering price and other material information.

A copy of the Fund's Proxy Voting Policy is available upon request by calling the toll-free number listed above. A text-only version of the policy can be viewed online or downloaded from the SEC at www.sec.gov.

                         Brown Brothers Harriman [LOGO]

ITEM 2. CODE OF ETHICS.

(a)	The registrant has adopted
a code of ethics that applies to the
registrant's principal executive
officer, principal financial officer,
principal accounting officer or
controller or persons performing similar functions.

(b)	No answer required.
(c)	Not applicable.
(d)	Not applicable.
(e)	Not applicable.
(f)
       (1) A copy of the code of ethics
referenced in Item 2(a) of this Form
N-CSR is available and can be mailed,
free of charge, to anyone by calling
(800) 575-1265.
 (2) Not applicable.
 (3) Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's Board of Trustees board has designated two members of the audit committee as financial experts.
 	(2) The following Trustees have been
	 designated as audit committee financial
	 experts by the Board of Trustees:
	 independent audit committee
       	members Arthur Miltenberger and
	David Feldman are the designated
	 audit committee financial experts.
    (3) Not applicable.
(b) No answer required.
(c) No answer required.
(d) No answer required.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)	Audit Fees N/A for 4-30 required for Annual Filings only
	$[to be inserted by Fund Admin], aggregate fees billed
	 for fiscal year ended ___________.
	$[to be inserted by Fund Admin], aggregate fees billed
	 for fiscal year ended October 31, 2003.
(b)	Audit-Related Fees N/A for 4-30 required
	 for Annual Filings only

	$____________, aggregate fees billed for fiscal year
 	ended ___________.
	$_____________, aggregate fees billed for fiscal year
	 ended October 31, 2003.
(c) 	Tax Fees N/A for 4-30 required for Annual Filings
	 only

$____________, aggregate fees billed for fiscal year ended
	 October 31, 2003.
$____________, aggregate fees billed for fiscal year ended
	 October 31, 2003.
(d)	All Other Fees N/A for 4-30 required for Annual Filings only

$_____________, aggregate fees billed for fiscal year ended
 ___________.
$_____________, aggregate fees billed for fiscal year ended
 October 31, 2003.
(e)	(1) Pre-approval policies. N/A for 4-30 required for
	 Annual Filings only
	(2) N/A for 4-30 required for Annual Filings only
(f)	N/A for 4-30 required for Annual Filings only
(g)	N/A for 4-30 required for Annual Filings only
(h)	N/A for 4-30 required for Annual Filings only

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) The Trust has a separately designated audit committee.
  The members of the audit committee are:
 Eugene P. Beard ,Richard Carpenter, David P. Feldman,
 J. Angus Ivory, Alan G. Lowy and Arthur D. Miltenberger.

(b) Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES
 AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES
 BY CLOSED-END MANAGEMENT INVESTMENT
COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE
 OF SECURITY HOLDERS.

Not applicable.

ITEM 10. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

..

ITEM 11. EXHIBITS.

(a)(1) The registrant's code of ethics that is the subject of the disclosure required by Item 2 is filed as Exhibit 11(a) (1)

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-
2(a) under the Act (17 CFR 270.30a-2) is filed as Exhibit 11(a) (2).

(a)(3) Not applicable

(b) The certifications required by Rule 30a-2(b) under the Act and Section 1350 of Chapter 63 of Title 18 of the United States Code are
attached as exhibit 11(b).

SIGNATURES

Pursuant to the requirements of the Securities
 Exchange Act of 1934 and the
Investment Company Act of 1940, the
 registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) 		BBH FUND, INC.
             -------------------------------------


By (Signature and Title)* /s/  John A. Nielsen
                           -----------------------------------------------------
                           John A. Nielsen, President
                           (Principle Executive Officer)

Date:  July 8, 2004

Pursuant to the requirements of the
 Securities Exchange Act of 1934
 and the
Investment Company Act of 1940,
 this report has been signed below
 by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)* /s/ Michael D. Martins
                          ------------------------------------------------------
                          Michael D. Martins, Treasurer
                          (Principal Financial Officer)

Date: July 8, 2004


* Print name and title of each signing officer under his or her signature.

EXHIBIT 11(a) (1)

A copy of the code of ethics is available and can
 be mailed, free of charge, to
anyone by calling (800) 575-1265.

EXHIBIT 11(a) (2)
SECTION 302 CERTIFICATION OF PRINCIPLE EXECUTIVE OFFICER.

I, John A. Nielsen, certify that:

1. I have reviewed this report on Form N-CSR of BBH Fund, Inc. on behalf of: BBH Inflation-Indexed
 Securities Fund, BBH International Equity
Fund, BBH Tax-Efficient Equity Fund, and
 BBH Broad Market Fixed Income Fund, ("registrant");


2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods
 presented in this report;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and
procedures (as
defined in rule 30a-3(c) under the
Investment Company Act of 1940)
 for the registrant and have:

a. designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating
 to the registrant, including its
consolidated subsidiaries, is made
known to us by others within
those entities, particularly during the
 period in which this report is being
 prepared;

b. evaluated the effectiveness of the
registrant's disclosure controls and
 procedures and presented in this
 report our conclusions about the
effectiveness of the disclosure controls
 and procedures, as of a date within
90 days prior to the filing date of this
 report based on such
evaluation; and

c. disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over
 financial reporting; and

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a. all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial
 information; and

b. any fraud, whether or not material,
 that involves management or other
employees who have a significant
role in the registrant's internal
control over financial reporting.



Date: July 8, 2004

/s/ John A. Nielson
=======================
John A. Nielsen
President - Principal Executive Officer

EXHIBIT 11(a) (2)
SECTION 302 CERTIFICATION OF PRINCIPLE FINANCIAL OFFICER.

I, Michael D. Martins, certify that:

1. I have reviewed this report on Form N-CSR of BBH Fund, Inc. on behalf of: BBH Inflation-Indexed
 Securities Fund, BBH International Equity
Fund, BBH Tax-Efficient Equity Fund, and
 BBH Broad Market Fixed Income Fund, ("registrant");

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial
statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the
 registrant as of, and for, the periods
presented in this report;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment
 Company Act of 1940) for the registrant and have:

a. designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed
 under our supervision, to
ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within
those entities, particularly during the
 period in which this report is being
 prepared;

b. evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

c. disclosed in this report any change
 in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's
 second fiscal half year in the case of
an annual report) that has materially
affected, or is
reasonably likely to materially affect,
 the registrant's internal control over
 financial reporting; and

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's
board of directors (or persons performing the equivalent functions):

a. all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are
reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b. any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.



Date: July 8, 2004
/s/ Michael D. Martins
==========================
Michael D. Martins
Treasurer - Principal Financial Officer




EXHIBIT 11(b)
SECTION 906 CERTIFICATIONS

Pursuant to 18 U.S.C.ss. 1350, the undersigned
 officers of BBH Fund, Inc. ("registrant"), hereby
  certify, to the best of our knowledge, that the Registrant's Report on Form N-CSR for the period ended 4/30/04 (the "Report") fully complies with the requirements of Section
 13(a) or 15(d), as applicable, of the Securities and Exchange Act of 1934 and that the information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Registrant.

Date: July 8, 2004



/s/ John A. Nielsen
=======================
John A. Nielsen
President - Principal Executive Officer




Dated: July 8, 2004




/s/ Michael D. Martins
=======================
Michael D. Martins
Treasurer - Principal Financial Officer

This certification is being furnished solely pursuant to 18 U.S.C.ss. 1350 and is not being filed as part of the Report or as a separate disclosure document.